As filed with the Securities and Exchange Commission on September 10, 2004

                                          1933 Act Registration No. 333-113599
                                           1940 Act Registration No. 811-06511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

      Pre-Effective Amendment No. _____   [       ]
                                           -------

      Post-Effective Amendment No.    39  [  X  ]
                                 -------   -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [  X  ]
                                                                 -----

      Amendment No.    40
                   ------

                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (412) 288-1900

                             John W. McGonigle, Esq.
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering:   As soon as practicable after
the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


Immediately upon filing pursuant to paragraph (b)
|_| On _______________ pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On ___________ pursuant to paragraph (a)(1)
|x| 75 days after filing pursuant to paragraph (a)(2)

|_| On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Regions Morgan Keegan Select Funds

                            Contents of Registration Statement



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus

      Part B      -     Statement of Additional Information

      Part C      -     Other Information

      Signature Page

      Powers of Attorney

      Exhibit Index

      Exhibits

[Logo of Regions Morgan Keegan Select Funds]

PROSPECTUS
DATED NOVEMBER ___, 2004


CLASS A SHARES
CLASS I SHARES

     o  Regions Morgan Keegan Select LEADER Growth Equity Fund

     o  Regions Morgan Keegan Select LEADER Growth & Income Fund

     o  Regions Morgan Keegan Select LEADER Balanced Fund

     o  Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund

     o  Regions Morgan Keegan Select LEADER Intermediate Bond Fund

     o  Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund

     o  Regions Morgan Keegan Select LEADER Money Market Fund

TABLE OF CONTENTS                                                          PAGE
                                                                           ----

Risk/Return Profile............................................................2
Fees and Expenses.............................................................28
How to Buy Shares.............................................................35
How to Exchange Shares........................................................38
How to Redeem Shares..........................................................39
Distribution of Fund Shares...................................................40
Account and Share Information.................................................41
Regions Morgan Keegan Select Funds Information................................42
Regions Morgan Keegan Select Funds Personnel..................................43
Other Information.............................................................44
Financial Highlights..........................................................46

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

November ___, 2004

RISK/RETURN PROFILE

The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.

This prospectus of the Funds offers Class A Shares and Class I Shares of each of the following portfolios: Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund.

GROWTH EQUITY FUND

GOAL. To achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in common stocks of companies that are expected to have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. The stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular stocks that are selected by the Adviser for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the Fund invests principally in "growth" stocks, investors can expect lagging  performance  relative  to other  types of  stock  funds  during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

     o FOREIGN ISSUER RISK. The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The bar chart shows the Fund's total returns for Class A Shares for each of the last ten calendar years. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. The Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1994-2003)

1994                                    -5.84
1995                                    34.87
1996                                    21.43
1997                                    20.48
1998                                    30.70
1999                                    23.45
2000                                    -2.26
2001                                    -12.24
2002                                    -22.27
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                         ONE YEAR        FIVE YEAR      TEN YEAR

Class A Shares                             _____%          _____%        _____%
Return Before Taxes(3)                     _____%          _____%        _____%
S&P 500(R) Index(4)                        _____%          _____%        _____%
Lipper Large Cap Growth Index(4)           _____%          _____%        _____%


(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Class A Shares of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The Fund does not yet have a full calendar year of operations as a registered investment company. The predecessor fund was not subject to the same distribution requirement as a registered investment company. As a result, no after-tax performance information is shown for this Fund.

(4) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and ten years compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The Standard and Poor's Composite Stock Price Index (the "S&P 500(R) Index") referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Growth Index shows how the Fund's average annual returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1994-2003)
1994                                                       5.56
1995                                                       35.28
1996                                                       21.79
1997                                                       20.84
1998                                                       31.09
1999                                                       28.83
2000                                                       -1.97
2001                                                       -11.97
2002                                                       -22.13
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                        ONE YEAR       FIVE YEAR       TEN YEAR
Class I Shares
Return Before Taxes(3)                    _____%          _____%        _____%
S&P 500(R) Index (4)                      _____%          _____%        _____%
Lipper Large Cap Growth Index(4)          _____%          _____%        _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) All of the above-quoted performance data for periods prior to December 9, 2002 reflects the performance of a predecessor fund, adjusted to reflect the deduction of fees and expenses applicable to the Class I Shares of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.

(3) The Fund does not yet have a full calendar year of operations as a registered investment company. The predecessor fund was not subject to the same distribution requirement as a registered investment company. As a result, no after-tax performance information is shown for this Fund.

(4) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%
Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

GROWTH & INCOME FUND

GOAL. To achieve long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. The Fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility. A portion of the Fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The Fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. The stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular stocks that are selected by the Adviser for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the Fund invests principally in "growth" stocks, investors can expect lagging  performance  relative  to other  types of  stock  funds  during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

     o VALUE STOCK RISK. The Fund also may invest a significant portion of its assets in "value" stocks. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

     o FOREIGN ISSUER RISK. The Fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The bar chart shows the Fund's total returns for Class A Shares. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Class A Shares (10/26/2000), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Class I Shares, which would have substantially similar annual returns compared to Class A Shares because the Class I Shares are invested in the same portfolio of securities. The prior Class I Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2003)

1995                                     30.94
1996                                     21.53
1997                                     28.60
1998                                     30.05
1999                                     17.81
2000                                     -9.86
2001                                    -11.40
2002                                    -19.98
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                          ONE YEAR    FIVE YEAR  SINCE INCEPTION
                                                                    (9/1/94)
Class A Shares                             _____%      _____%        _____%
Return Before Taxes                        _____%      _____%        _____%
Return After Taxes on Distributions(2)     _____%      _____%        _____%
Return After Taxes on Distributions
 and Sale of Fund Shares(2)                _____%      _____%        _____%
S&P 500(R) Index(3)                        _____%      _____%        _____%
Lipper Large Cap Core Funds Index(3)      _____%      _____%        _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The information provided regarding the Lipper Large Cap Core Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2003)

1995                                                       31.30
1996                                                       21.88
1997                                                       28.97
1998                                                       30.45
1999                                                       18.18
2000                                                       -9.60
2001                                                       -11.08
2002                                                       -19.85
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                           ONE YEAR   FIVE YEAR  SINCE INCEPTION
                                                                    (9/1/94)
Class I Shares
Return Before Taxes                         _____%      _____%       _____%
Return After Taxes on Distributions(3)      _____%      _____%       _____%
Return After Taxes on Distributions and
 Sale of Fund Shares(3)                     _____%      _____%       _____%
S&P 500(R) Index(4)                         _____%      _____%       _____%
Lipper Large Cap Growth Index(4)            _____%      _____%       _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Class I Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Class I Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)


PAST PERFORMANCE is no guarantee of future results. This information provides you with historical performance INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

BALANCED FUND

GOAL. To maximize total return through a combination of growth of capital and current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that the Adviser believes will offer attractive returns consistent with the Fund's objective. The Fund invests in equity securities primarily for growth and income, and in fixed-income securities and money market securities primarily for income and relative stability. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. In determining the allocation of assets, the Adviser evaluates forecasts for inflation, interest rates and corporate earnings growth. The Adviser periodically will increase or decrease the Fund's allocation to equity securities, fixed-income securities and money market instruments based on which asset class appears relatively more attractive than the others. For example, if the Adviser forecasts rapid economic growth leading to increased corporate earnings, it will generally increase the Fund's holdings of equity securities and reduce its holdings of fixed-income securities and money market instruments.

The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities. In selecting equity securities, the Adviser utilizes both "top-down" and "bottom-up" approaches. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with a long-term goal of realizing capital appreciation, not for quick turnover.

The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government (including any of its political subdivisions, agencies, or instrumentalities). With respect to its investment in bonds, the Fund invests primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (for example, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Rating Service ("Standard & Poor's")) or unrated issues deemed by the Adviser to be of comparable quality. The Fund may also invest up to 10% of its total assets in securities rated below investment grade.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. Each of the stock and bond markets in general has ups and downs, which may affect the performance of the individual securities held by the Fund, and thus the performance of the Fund as a whole.

     o SELECTION RISK. The particular securities that are selected by the Adviser for the Fund may underperform the market or those securities selected by other funds with similar objectives. The equity component of the Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same level of protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. The Fund may invest a significant portion of its assets in "growth" securities. Growth securities typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations.

     o VALUE STOCK RISK. The Fund also may invest a significant portion of its asset in "value" securities. Value securities bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart shows the Fund's total returns for Class A Shares for the last calendar year. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Class A Shares (2/20/2001), performance information shown in the bar chart and table for those classes is based on the performance of the Fund's Class I Shares, which would have substantially similar annual returns compared to Class A Shares because the Class I Shares are invested in the same portfolio of securities. The prior Class I Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

The S&P 500(R) Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2002-2003)

2002                                -2.96
2003

The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003 (2)

                                                   ONE YEAR   SINCE INCEPTION
                                                                 (1/3/01)
Class A Shares
Return Before Taxes                                 _____%        _____%
Return After Taxes on Distributions(2)              _____%        _____%
Return After Taxes on Distributions and
 Sale of Fund                                       _____%        _____%
Shares(2)                                           _____%        _____%
S&P 500(R) Index(3)                                 _____%        _____%

Lehman Brothers Intermediate Government/
 Credit Bond Index(3)                               _____%        _____%
Lipper Balanced Index(3)                            _____%        _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives. (1)

The S&P 500 Index referenced in the table below is an unmanaged, independently maintained U.S. large capitalization stock index. The Lehman Brothers Intermediate Government/Credit Bond Index also referenced in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Balanced Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2002-2003)

2002                     -2.68
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                              ONE YEAR          SINCE INCEPTION
                                                                   (1/30/01)
Class I Shares
Return Before Taxes(3)                         _____%               _____%
Return After Taxes on Distributions(2)         _____%               _____%
Return After Taxes on Distributions and
 Sale of Fund Shares(2)                        _____%               _____%
S&P 500(R) Index(3)                            _____%               _____%
Lehman Brothers Intermediate Government/       _____%               _____%
 Credit Bond Lipper Balanced Index(3)

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)


PAST performance IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

TAX-EXEMPT BOND FUND

GOAL. To achieve current income that is exempt from federal income tax consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income that is exempt from federal income taxation. Federally tax-exempt obligations may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). The Fund seeks to maintain a dollar-weighted average portfolio maturity between five and twenty years. The Fund will only purchase securities rated in one of the four highest categories by an NRSRO (for example, Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated securities deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its total assets in securities that have been downgraded below investment grade (for example, below Baa by Moody's or BBB by Standard & Poor's). While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions: (i) Current yield and yield to maturity and (ii) Potential for capital gain. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's forecast of interest rate trends, industries or other economic conditions, changes in the Adviser's assessment of the financial condition of a particular issuer, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategy. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk.

     o INCOME RISK. It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for long-term debt instruments and higher for short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

     o PREPAYMENT RISK. Certain of the Fund's investments may be subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The bar chart shows the Fund's total returns for Class A Shares. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Class A Shares (12/26/2000) of the Fund, performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Class I Shares, which would have substantially similar annual returns compared to Class A Shares because Class I Shares are invested in the same portfolio of securities. The prior Class I Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2001-2003)

2001                               4.05
2002                               8.06
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                                      ONE YEAR   SINCE INCEPTION
                                                                    (7/24/00)
Class A Shares
Return Before Taxes                                    _____%         _____%
Return After Taxes on Distributions(2)                 _____%         _____%
Return After Taxes on Distributions and
 Sale of Fund Shares(2)                                _____%         _____%
Lehman Brothers 5-Year Municipal Bond Index(3)         _____%         _____%
Lipper Intermediate Municipal Debt Funds Index(3)      _____%         _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing how the Fund's average annual returns for one year and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The Lehman Brothers 5-Year Municipal Bond Index referenced in the table below is an unmanaged index generally representative of investment-grade, tax-exempt bonds with maturities between four and six years. The information provided regarding the Lipper Intermediate Municipal Debt Funds Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2001-2003)

2001                               4.22
2002                               8.48
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003 (2)

                                                      ONE YEAR   SINCE INCEPTION
                                                                    (7/24/00)
Class I Shares
Return Before Taxes                                    _____%        _____%
Return After Taxes On Distributions(3)                 _____%        _____%
Return After Taxes On Distributions And
 Sale Of Fund                                          _____%        _____%
Shares(3)
Lehman Brothers 5-Year Municipal Bond Index(4)         _____%        _____%
Lipper Intermediate Municipal Debt Funds Index(4)      _____%        _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Class I Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Class I Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

INTERMEDIATE BOND FUND

GOAL. To achieve current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in high quality fixed income securities, including bonds and notes of both corporate and U.S. governmental issuers. The Fund invests at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in "bonds," which the Adviser deems to include all debt securities for this purpose. The Fund will maintain a dollar-weighted average portfolio maturity between three and ten years, but may purchase individual securities with longer or shorter maturities. By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. The Fund invests primarily in issues rated in one of the four highest categories by a NRSRO (for example, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's) or unrated issues deemed by the Adviser to be of comparable quality. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is no required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its total assets in securities rated below investment grade (for example, below Baa or BBB). The Fund's investments in U.S. Government securities may include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, as well as obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation or the Tennessee Valley Authority. Although certain of the foregoing issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. The Fund may also invest in corporate debt obligations, asset-backed securities (including mortgage-backed securities), collateralized mortgage obligations and repurchase agreements. While short-term interest rate bets are generally avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed-income market sectors. While maturity and credit quality are the most important investment factors, other factors considered by the Fund when making investment decisions include: (i) Current yield and yield to maturity and (ii) Potential for capital gain.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategies. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The Fund invests primarily in fixed-income securities, which provide income and a level of protection of capital, but present less potential for capital appreciation than equity securities.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's fixed-income investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o SELECTION RISK. The particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

     o MARKET RISK. The bond market in general has ups and downs, which may affect the performance of any individual fixed-income security.

     o  CREDIT  RISK.  It is  possible  that a debt  issuer  may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments, including U.S. Government securities, have exposure to some degree of credit risk. The securities of many U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. Corporate bonds and notes generally involve more credit risk than U.S. Government securities. Asset-backed securities may also be exposed to high levels of credit risk, depending upon the credit of the assets underlying such securities, the issuer's exposure to the credit risk of its affiliates and others, and the amount and quality of any credit enhancement associated with the security.

     o INCOME RISK. It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for portfolios holding long-term debt instruments and higher for portfolios holding short-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

     o PREPAYMENT RISK. Many of the Fund's investments, including investments in mortgage-backed securities, are subject to the risk that the principal amount of the underlying loan may be repaid prior to the debt instrument's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The bar chart shows the Fund's total returns for Class A Shares. The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. If sales charges were reflected, the returns would be less than those shown. Unlike the bar chart, the Fund's average annual total returns set forth in the table below reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares.

For periods prior to the commencement of operations of Class A Shares (12/26/2000), performance information shown in the bar chart and the table for those classes is based on the performance of the Fund's Class I Shares, which would have substantially similar annual returns compared to the Class A Shares because the Class I Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

The Lehman Brothers Intermediate Government/Credit Bond Index in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government securities. The chart and table below reflect results achieved under this previous policy. The Fund's performance may have been different under its current investment policies.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2003)

1995                                   14.69
1996                                    3.07
1997                                    7.55
1998                                    7.86
1999                                   -4.46
2000                                   11.58
2001                                    7.91
2002                                    9.79
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                             ONE YEAR  FIVE YEAR SINCE INCEPTION
                                                                     (9/1/94)
Class A Shares
Return Before Taxes                           _____%      _____%        _____%
Return After Taxes On Distributions(2)        _____%      _____%        _____%
Return After Taxes On Distributions And
 Sale Of Fund Shares(2)                       _____%      _____%        _____%
Lehman Brothers Intermediate Government/
 Credit Bond Index(3)                         _____%      _____%        _____%
Lipper Intermediate Investment Grade Debt
 Fund Index(3)                                _____%      _____%        _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and the period of time since inception compare with those of a broad-based securities index and an index of funds that the Adviser believes have similar investment objectives.(1)

The Lehman Brothers Intermediate Government/Credit Bond Index in the table below is an unmanaged, independently maintained index that is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury with maturities between one and ten years. The information provided regarding the Lipper Intermediate Investment Grade Debt Fund Index shows how the Fund's average annual total returns compare with the returns of an index of funds that the Adviser believes have similar investment objectives. Prior to January 1, 2003, the Intermediate Bond Fund's name was "Intermediate Government Bond Fund" and operated under a policy to invest primarily in U.S. Government securities. The chart and table below reflect results achieved under this previous policy. The Fund's performance may have been different under its current investment policies.

ANNUAL TOTAL RETURN (CALENDAR YEARS 1995-2003)

1995                                                      14.95
1996                                                       3.43
1997                                                       7.86
1998                                                       8.19
1999                                                      -4.14
2000                                                      11.82
2001                                                       8.00
2002                                                      10.02
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                           ONE YEAR   FIVE YEAR  SINCE INCEPTION
                                                                    (9/1/94)
Class I Shares
Return Before Taxes                         _____%     _____%        _____%
Return After Taxes On Distributions(3)      _____%     _____%        _____%
Return After Taxes On Distributions And
 Sale Of Fund                               _____%     _____%        _____%
Shares(3)
Lehman Brothers Intermediate                _____%     _____%        _____%
Government/Credit Bond Index(4)
Lipper Intermediate Investment Grade        _____%     _____%        _____%
Debt Fund Index(4)

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Class I Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Class I Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

(3) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The returns of each Index do not reflect the effect of taxes.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

PAST PERFORMANCE IS NO guarantee of future results. This information provides you with historical performance informatiON SO that YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

TAX-EXEMPT MONEY MARKET  FUND

GOAL. Maximum current income exempt from federal income tax consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in high- quality, short-term money market instruments which pay interest that is exempt from federal income tax. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in short-term tax-exempt instruments. Federally tax-exempt obligations may include municipal securities and commercial paper issued by states and other local governments. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund may invest up to 20% of its net assets in short-term money market instruments or "private activity" bonds, some or all of which may produce income subject to federal alternative minimum tax. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days. While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategy. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation. The amount of information available about issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. In addition, changes in law or adverse determinations by the Internal Revenue Service could make the income from some of the Fund's investments taxable.

     o INTEREST RATE RISK. All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

PERFORMANCE

CLASS A SHARES (CLASS A)

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.(1)

For periods prior to the commencement of operations of Class A Shares (10/4/2000), performance information shown in the bar chart and tables for Class A Shares is based on the performance of the Fund's Institutional Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Class A Shares because the Institutional Shares are invested in the same portfolio of securities. The prior Institutional Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

ANNUAL TOTAL RETURN (CALENDAR YEARS 2001-2003)

2001                               1.63
2002                               0.46
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003 (2)


                                     ONE YEAR              SINCE FUND INCEPTION
                                                                  (9/6/00)
Class A Shares                         ___%                         ___%


(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Class I Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike Class A Shares, purchases of Class I Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

INSTITUTIONAL SHARES (CLASS I)

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund.(1)

ANNUAL TOTAL RETURN (CALENDAR YEARS 2001-2003)

2001                               2.14
2002                               0.97
2003

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2003(2)

                                       ONE YEAR          SINCE INCEPTION
                                                            (9/6/00)
Class I Shares                          _____%               _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

MONEY MARKET FUND

GOAL. To achieve maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in a variety of high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the Fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest rating category by an NRSRO (for example, Aaa by Moody's or AAA by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all Fund investments will mature in 397 days or less, and the Fund's average maturity will not exceed 90 days. While the Fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the Fund involves risks common to any investment in securities. As with any mutual fund, the value of the Fund's shares will change and you could lose money by investing in the Fund. In addition, the performance of the Fund depends on the Adviser's ability to implement the Fund's investment strategy. There is no guarantee that the Fund will meet its goals. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The Fund invests primarily in high quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation.

     o INTEREST RATE RISK. All debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's fixed-income investments, and of its shares, will decline. If interest rates decline, the Fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded, or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk although even U.S. Government securities are generally considered to have some credit risk. The Fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that the Fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

PERFORMANCE

CLASS A SHARES (CLASS A)

ANNUAL TOTAL RETURN (CALENDAR YEARS 2000-2003)

2000                               5.49
2001                               3.29
2002                               0.87
2003

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.(1)

For periods prior to the commencement of operations of Class A Shares (10/4/2000), performance information shown in the bar chart and tables for Class A Shares is based on the performance of the Fund's Class I Shares, which are offered in a different prospectus and would have substantially similar annual returns compared to Class A Shares because the Class I Shares are invested in the same portfolio of securities. The prior Class I Share performance has been adjusted to reflect the distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A Shares.

AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003(2)


                                   ONE YEAR                SINCE INCEPTION
                                                              (7/7/99)
Class A Shares                       ___%                      _____%


(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.
(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

CLASS I SHARES (CLASS I)

The bar chart and table are intended to provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year.(1)

ANNUAL TOTAL RETURN (CALENDAR YEARS 2000-2003)

2000                     6.03
2001                     3.80
2002                     1.38
2003

AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003(2)

                                               ONE YEAR         SINCE INCEPTION
                                                                    (7/7/99)
Class I Shares                                  _____%               _____%

(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.

(2) Class I Shares are the continuation of the Fund's single class of shares (Class A Shares) that existed prior to September 1, 2000. Class A Shares were redesignated as "Institutional Shares" effective September 1, 2000. Unlike

Class A Shares, purchases of Class I Shares are not subject to any sales charges. As a result, the average annual total return figures set forth above do not reflect any reduction for such charges.

Year-to-date performance as of 8/31/04:            _____%

Highest quarterly return during years shown:       _____% (quarter ended ______)
Lowest quarterly return during years shown:        _____% (quarter ended ______)

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

FURTHER INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

During adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. (The Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, collectively, the "Money Funds") may invest 100% of their total assets in money market investments for any purpose.) Each of the Intermediate Bond Fund, the Short Term Bond Fund and the Tax-Exempt Bond Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

Except for those policies specifically identified as "fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of the Funds without shareholder vote. The investment objective of each of the Growth & Income Fund and Intermediate Bond Fund is fundamental. The investment objective of each other Fund is non-fundamental, and may be changed without shareholder vote.

The Funds' "Principal Investment Strategies" described in the Risk/Return Summaries earlier in this Prospectus included references to certain investments you might not be familiar with. Please refer to a Fund's Risk/Return Summary to identify which of the following investments are expected to be principally used by that Fund in pursuit of its investment objective:

adjustable rate securities -- securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.

American Depositary Receipts ("ADRs") -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

asset-backed securities -- interests in pools created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets.

collateralized mortgage obligations ("CMOs") -- bonds generally issued by a special purpose vehicle and collateralized by a pool of mortgages.

mortgage-backed securities -- participations in organized pools of residential mortgages, the principal and interest payments on which are passed from the mortgage originators through intermediaries that pool and repackage them in the form of securities.

payable-in-kind bonds -- bonds in which interest during the initial few years is typically paid in additional debentures rather than in cash.

private activity bonds -- include bonds issued by public authorities to finance projects such as privately operated housing facilities, local facilities for supplying water, gas or electricity or student loans, as well as public or private institutions for the construction of educational, hospital, housing and other facilities.

repurchase agreements -- agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

A more complete discussion of each of these investments, and of each Fund's investments and related risks, can be found in the Statement of Additional Information.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Equity Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                              Class A     Class I
------------------------------------------------------------------------------
Maximum sales charge (Load)                               None        None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                         None        None
Maximum deferred sales charge (Load)1                     None        None
Redemption fee (as a percentage of amount redeemed)
                                                          None        None
Exchange fee                                              None        None
Maximum Account fee                                       None        None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                             Class A     Class I
-------------------------------------------------------------------------------
Management fee2                                           0.75%       0.75%
Less fee waiver                                           (0.05%)     (0.05%)
Administrative Fee                                        0.12        0.12
Administrative Fee (Waiver)                               -           -
Distribution (12b-1) and service fees                     0.25%       -
Shareholder Services Fee                                  -           -
                                                          ---------------------
Other expenses                                            0.45%       0.48%
                                                          ---------------------
Total annual fund operating expenses4                     1.52%       1.30%
                                                          =====================

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A              Class I
                                           ------------------------------------
1 Year                                            $____                $____
1 Year (if shares are not redeemed)               $____                $____
3 Years (whether or not shares are
redeemed)                                         $____                $____
5 Years (whether or not shares are
redeemed)                                         $____                $____
10 Years (whether or not shares are
redeemed)                                         $____                $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Growth & Income Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                             Class A     Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                              None        None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                        None        None
Maximum deferred sales charge (Load)1                    None        None
Redemption fee (as a percentage of amount redeemed)
                                                         None        None
Exchange fee                                             None        None
Maximum Account fee                                      None        None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                            Class A     Class I
--------------------------------------------------------------------------------
Management fee2                                          0.75%       0.75%
Less fee waiver1                                         -           -
Administrative Fee                                       0.12        0.12
Administrative Fee (Waiver)                              -           -
Distribution (12b-1) and service fees                    0.25%       -
Shareholder Services Fee                                 -           -
                                                         -----------------------
Other expenses                                           0.23%       0.23%
                                                         -----------------------
Total annual fund operating expenses4                    1.35%       1.10%
                                                         =======================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A         Class I
                                           -------------------------------
1 Year                                            $____           $____
1 Year (if shares are not redeemed)               $____           $____
3 Years (whether or not shares are
redeemed)                                         $____           $____
5 Years (whether or not shares are
redeemed)                                         $____           $____
10 Years (whether or not shares are
redeemed)                                         $____           $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Balanced Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                              Class A     Class I
------------------------------------------------------------------------------
Maximum sales charge (Load)                               None        None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                         None        None
Maximum deferred sales charge (Load)1                     None        None
Redemption fee (as a percentage of amount redeemed)       None        None
Exchange fee                                              None        None
Maximum Account fee                                       None        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                     Class A       Class I
-----------------------------------------------------------------------------
Management fee2                                  0.80%         0.80%
Less fee waiver                                  (0.20%)       (0.20%)
Administrative Fee                               0.12          0.12
Administrative Fee (Waiver)                      -             -
Distribution (12b-1) and service fees            0.25%         -
Shareholder Services Fee                         -             -
                                                 ----------------------------
Other expenses                                   0.50%         0.48%
                                                 ----------------------------
                                                 ----------------------------
Total annual fund operating expenses4            1.47%         1.20%
                                                 ============================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A          Class I
                                           ---------------------------------
1 Year                                            $____            $____
1 Year (if shares are not redeemed)               $____            $____
3 Years (whether or not shares are
redeemed)                                         $____            $____
5 Years (whether or not shares are
redeemed)                                         $____            $____
10 Years (whether or not shares are
redeemed)                                         $____            $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Exempt Bond Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                                 Class A    Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                                  None       None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                            None       None
Maximum deferred sales charge (Load)1                        None       None
Redemption fee (as a percentage of amount redeemed)          None       None
Exchange fee                                                 None       None
Maximum Account fee                                          None       None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                     Class A      Class I
---------------------------------------------------------------------------
Management fee2                                  0.50%        0.50%
Less fee waiver                                  (0.35%)      (0.35%)
Administrative Fee                               0.12         0.12
Administrative Fee (Waiver)                      -            -
Distribution (12b-1) and service fees            0.25%        -
Shareholder Services Fee                         -            -
                                                 ---------------------------
Other expenses                                   0.62%        0.62%
                                                 ---------------------------
                                                 ---------------------------
Total annual fund operating expenses4            1.14%        0.89%
                                                 ===========================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A        Class I
                                           -------------------------------
1 Year                                            $____          $____
1 Year (if shares are not redeemed)               $____          $____
3 Years (whether or not shares are
redeemed)                                         $____          $____
5 Years (whether or not shares are
redeemed)                                         $____          $____
10 Years (whether or not shares are
redeemed)                                         $____          $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate Bond Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                             Class A          Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                              None             None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                        None             None
Maximum deferred sales charge (Load)1                    None             None
Redemption fee (as a percentage of amount redeemed)
                                                         None             None
Exchange fee                                             None             None
Maximum Account fee                                      None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                 Class A             Class I
-----------------------------------------------------------------------------
Management fee2                              0.50%               0.50%
Less fee waiver                              (0.02%)             (0.02%)
Administrative Fee                           0.12                0.12
Administrative Fee (Waiver)                  -                   -
Distribution (12b-1) and service fees        0.25%               -
Shareholder Services Fee                     -                   -
                                             ----------------------------------
Other expenses                               0.23%               0.23%2
                                             ----------------------------------
                                             ----------------------------------
Total annual fund operating expenses4        1.08%               0.83%
                                             ==================================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A            Class I
                                           ------------------------------------
1 Year                                            $____              $____
1 Year (if shares are not redeemed)               $____              $____
3 Years (whether or not shares are
redeemed)                                         $____              $____
5 Years (whether or not shares are
redeemed)                                         $____              $____
10 Years (whether or not shares are
redeemed)                                         $____              $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Exempt Money Market Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                               Class A      Class I
-------------------------------------------------------------------------------
Maximum sales charge (Load)                                None         None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                          None         None
Maximum deferred sales charge (Load)1                      None         None
Redemption fee (as a percentage of amount redeemed)
                                                           None         None
Exchange fee                                               None         None
Maximum Account fee                                        None         None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                    Class A         Class I
------------------------------------------------------------------------------
Management fee2                                 0.40%           0.40%
Less fee waiver                                 (0.30%)         (0.30%)
Administrative Fee                              0.12            0.12
Administrative Fee (Waiver)                     -               -
Distribution (12b-1) and service fees           0.50%           -
Distribution (12b-1) Waiver3                    0.37%           -
Shareholder Services Fee                        -               -
                                                ------------------------------
Other expenses                                  0.42%           0.42%
                                                ------------------------------
Total annual fund operating expenses4           0.78%           0.64%
                                                ==============================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A          Class I
                                           ------------------------------------
1 Year                                            $____            $____
1 Year (if shares are not redeemed)               $____            $____
3 Years (whether or not shares are
redeemed)                                         $____            $____
5 Years (whether or not shares are
redeemed)                                         $____            $____
10 Years (whether or not shares are
redeemed)                                         $____            $____

This table describes the fees and expenses you may pay if you buy and hold shares of the Money Market Fund.

SHAREHOLDER FEES (fees paid directly from your
investment)                                           Class A           Class I
--------------------------------------------------------------------------------
Maximum sales charge (Load)                             None             None
(as a percentage of offering price)
Maximum Sales charge (Load) imposed on reinvested
dividends and other distributions                       None             None
Maximum deferred sales charge (Load)1                   None             None
Redemption fee (as a percentage of amount redeemed)
                                                        None             None
Exchange fee                                            None             None
Maximum Account fee                                     None             None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
fund assets)                                  Class A           Class I
------------------------------------------------------------------------------
Management fee2                               0.40%             0.40%
Less fee waiver                               (0.15%)           (0.15%)
Administrative Fee                            0.12              0.12
Administrative Fee (Waiver)                   -                 -
Distribution (12b-1) and service fees         0.50%             -
Shareholder Services Fee                      -                 -
                                              --------------------------------
Other expenses                                0.21%             0.21%
                                              --------------------------------
Total annual fund operating expenses4         1.08%             0.58%
                                              ================================

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                 Class A        Class I
                                           ----------------------------------
1 Year                                            $____          $____
1 Year (if shares are not redeemed)               $____          $____
3 Years (whether or not shares are
redeemed)                                         $____          $____
5 Years (whether or not shares are
redeemed)                                         $____          $____
10 Years (whether or not shares are
redeemed)                                         $____          $____

(1) On purchases of Class A Shares over $1 million, a Fund may charge a 1% Contingent Deferred Sales Charge, or "CDSC," on amounts redeemed within two years after purchase by shareholders that would have otherwise been subject to a sales charge.

(2) As of the date of this Prospectus, the Adviser is voluntarily waiving the following portion of its management fee from certain of the Funds: Growth Equity Fund -- 0.05%; Balanced Fund -- 0.20%; Tax-Exempt Bond Fund -- 0.35%; Intermediate Bond Fund -- 0.02%; Tax-Exempt Money Market Fund -- 0.30%; and Money Market Fund -- 0.15%. These waivers may be eliminated at any time in the Adviser's sole discretion.

(3) As of the date of this Prospectus, the Distributor is voluntarily waiving 0.37% of the 12b-1 fee payable by Class A Shares of the Tax-Exempt Money Market Fund. Absent such waiver, net annual operating expenses as reflected in footnote 4 below for Class A Shares of the Tax-Exempt Money Market Fund would be 1.15%. This waiver may be eliminated at any time in the Distributor's sole discretion.

(4) As a result of the Adviser's voluntary waiver of a portion of its management fee (see footnote 3 above), the Distributor's voluntary waiver of a portion of the 12b-1 fee for Class A Shares of the Tax-Exempt Money Market Fund (see footnote 4 above), and recent changes in each Fund's net assets, as of the date of this Prospectus, net annual operating expenses for each Fund are expected to be as follows: GROWTH EQUITY FUND -- 1.52% FOR CLASS A SHARES AND 1.30% FOR CLASS I SHARES; GROWTH & INCOME FUND -- 1.35% FOR CLASS A SHARES AND 1.10% FOR CLASS I SHARES; BALANCED FUND -- 1.47% FOR CLASS A SHARES AND 1.20% FOR CLASS I SHARES; TAX-EXEMPT BOND FUND -- 1.14% FOR CLASS A SHARES AND 0.89% FOR CLASS I SHARES; INTERMEDIATE BOND FUND -- 1.08% FOR CLASS A SHARES AND 0.83% FOR CLASS I SHARES; TAX-EXEMPT MONEY MARKET FUND - 0.78% FOR CLASS A SHARES AND 0.64% FOR CLASS I SHARES; AND MONEY MARKET FUND -- 1.08% FOR CLASS A SHARES AND 0.58% FOR CLASS I SHARES. ACTUAL FUND EXPENSES MAY BE HIGHER OR LOWER FOR A RANGE OF REASONS, INCLUDING FLUCTUATIONS IN ASSETS AND DIFFERENCES BETWEEN ESTIMATED AND ACTUAL EXPENSES INCURRED BY THE FUNDS. IN ADDITION, THE ADVISER, THE DISTRIBUTOR AND/OR THE ADMINISTRATOR MAY ELIMINATE THEIR RESPECTIVE VOLUNTARY FEE WAIVERS AT ANY TIME, WHICH WOULD RESULT IN HIGHER FUND EXPENSES.

HOW TO BUY SHARES

WHAT DO SHARES COST? You can purchase, redeem, or exchange Shares any day the New York Stock Exchange is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

The net asset value, or NAV, of each Money Fund is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 3:00 p.m. Eastern time (2:00 p.m. Central time) for the Money Market Fund and 12:30 p.m. Eastern time (11:30 a.m. Central time) for the Tax-Exempt Money Market Fund on all days when the New York Stock Exchange (the "Exchange") is open for regular trading. In addition to Exchange holidays, the Money Funds will also be closed on Columbus Day and Veterans' Day. The Money Funds value their securities at amortized cost. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

To open an account with the Funds, the minimum initial investment for the Fund's Class A Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial

Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds' Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction.

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.
The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

SALES CHARGE WHEN YOU PURCHASE (CLASS A SHARES ONLY)

CLASS A SHARES. Class A Shares of the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND are sold at NAV. Class A Shares of the GROWTH EQUITY FUND, GROWTH & INCOME FUND, and BALANCED FUND are sold at NAV, plus a front end sales charge as listed below:

                                                         SALES CHARGE
                                                          AS A % OF
AMOUNT OF TRANSACTION                                   OFFERING PRICE
------------------------------------------------     -----------------------
Less than $50,000                                            5.50%
------------------------------------------------     -----------------------
$50,000 but less than $100,000                               4.50%
------------------------------------------------     -----------------------
$100,000 but less than $250,000                              3.75%
------------------------------------------------     -----------------------
$250,000 but less than $500,000                              2.50%
------------------------------------------------     -----------------------
$500,000 but less than $1 million                            2.00%
------------------------------------------------     -----------------------
$1 million or more*                                           NAV

Class A Shares of the TAX-EXEMPT BOND FUND and INTERMEDIATE BOND FUND are sold at NAV, plus a front end sales charge as listed below:

                                                         SALES CHARGE
                                                          AS A % OF
AMOUNT OF TRANSACTION                                   OFFERING PRICE
------------------------------------------------     -----------------------
Less than $50,000                                           2.00%
------------------------------------------------     -----------------------
$50,000 but less than $100,000                              1.75%

------------------------------------------------     -----------------------
$100,000 but less than $250,000                             1.50%
------------------------------------------------     -----------------------
$250,000 but less than $500,000                             1.00%
------------------------------------------------     -----------------------
$500,000 but less than $1 million                           0.75%
------------------------------------------------     -----------------------
$1 million or more*                                          NAV

* A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% MAY APPLY. SEE "SALES CHARGE WHEN YOU REDEEM."

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

     o you purchase Shares through financial intermediaries that do not receive sales charge dealer concessions;
     o you have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;
     o  you are a customer purchasing through Regions Morgan Keegan Trust;
     o you purchase Shares through "wrap accounts", asset allocation programs, or similar programs,
     o  under which clients may pay a fee for services;
     o you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
     o you sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months (all Funds except Treasury Money Market Fund and Government Money Market); or
     o you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

CLASS I SHARES: You will not be charged any sales charge when purchasing or redeeming these Shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Trust Administrator or Morgan Keegan & Company, Inc. (Morgan Keegan) financial advisor for information.

DEALER CONCESSIONS: The Funds, with the exception of the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. Such payments may be in the form of cash or promotional incentives.

HOW DO I PURCHASE SHARES? You may purchase Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator.

You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 11:00 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND or 3:00 p.m.

(Central Time) for all other Funds to get that day's NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of TAX-EXEMPT MONEY MARKET FUND and MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

BY SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE. You may exchange Shares of a Fund into Shares of the same class of another Fund without paying a sales charge by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. Texas residents must telephone Morgan Keegan at 1-800-356-2805 to exchange Shares. To do this, you must:

     o  meet any minimum initial investment requirements; and

     o  receive a prospectus for the Fund into which you wish to exchange.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

You may exchange Shares between Regions Morgan Keegan Select Funds and Morgan Keegan Select Funds, Inc. at NAV.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

BY TELEPHONE: Telephone exchange instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if they change telephone transaction privileges.

HOW TO REDEEM SHARES

You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

You may redeem Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may redeem Shares of a Fund through their local Trust Administrator.

SALES CHARGE WHEN YOU REDEEM

CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A CDSC of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction. For the TAX-EXEMPT MONEY MARKET FUND, no CDSC is imposed on Shares that had been originally purchased into the Fund.

SHARES HELD UP TO:      CDSC
------------------      ---------
Less than 1 year        5.00%
------------------      ---------
Less than 2 years       4.00%
------------------      ---------
Less than 3 years       3.00%
------------------      ---------
Less than 4 years       3.00%
------------------      ---------
Less than 5 years       2.00%
------------------      ---------
Less than 6 years       1.00%
------------------      ---------
6 or more years         0.00%
------------------      ---------


SYSTEMATIC WITHDRAWAL PROGRAM. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.

CHECKWRITING  (TAX-EXEMPT  MONEY  MARKET  FUND  AND  MONEY  MARKET  FUND  ONLY).
Checkwriting   privileges   may  be   available.   Please   contact   your  fund
representative for details.

TELEPHONE INSTRUCTIONS. Telephone redemption instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds' Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

MAIL INSTRUCTIONS. To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund.

Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.

Redemption requests for the Funds must be received by 11:00 a.m. (Central Time) for the TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day's NAV.

CONDITIONS FOR REDEMPTIONS

SIGNATURE GUARANTEES. In the following instances, you must have a signature guarantee on written redemption requests:

     o when you want a redemption to be sent or wired to an address other than the one you have on record with a Fund;

     o when you want the redemption payable to someone other than the shareholder of record; or

     o when your redemption is to be sent to an address of record that was changed within the last 90 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:

     o  to allow your purchase payment to clear;

     o  during periods of market volatility; or

     o when your trade activity or amount adversely impacts a Fund's ability to manage its assets.

DISTRIBUTION OF FUND SHARES

Morgan Keegan & Company, Inc. (Morgan Keegan) is the principal distributor for Shares of the Funds and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon Shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds' Shares.

RULE 12B-1 PLAN (CLASS A SHARES).

The Funds have adopted a Rule 12b-1 Plan on behalf of the Class A Shares of the Funds, as follows:

                       12B-1 FEE PAID
                       AS A PERCENTAGE
                       OF CLASS A
FUND                   SHARES ASSETS
---------------------  -------------------
Growth Equity
Fund                   0.25%
---------------------  -------------------
Growth & Income
Fund                   0.25%
---------------------  -------------------
Balanced Fund          0.25%
---------------------  -------------------
Tax-Exempt
Bond Fund              0.25%
---------------------  -------------------
Intermediate Bond      0.25%
Fund
---------------------  -------------------
Tax-Exempt Money       0.50%
Market Fund
---------------------  -------------------
Money Market           0.50%
Fund


The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of Class A of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

ACCOUNT AND SHARE INFORMATION

CONFIRMATION AND ACCOUNT STATEMENTS. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The TAX-EXEMPT MONEY MARKET FUND and the MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.


DIVIDENDS AND CAPITAL GAINS

FUND                                DIVIDENDS DECLARED AND PAID
---------------------------------------------------------------

Growth Equity Fund                  quarterly
Growth & Income Fund                quarterly
Balanced Fund                       quarterly
Tax-Exempt Bond Fund                monthly
Intermediate Bond Fund              monthly
Tax-Exempt Money Market Fund        monthly
Money Market Fund                   monthly

Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum.

SHARE CERTIFICATES. The Funds do not issue share certificates.

TAX INFORMATION

FEDERAL INCOME TAX. The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.

It is anticipated that Tax-Exempt Bond Fund and Intermediate Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes.

The other Funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Fund distributions are expected to be primarily dividends for the TAX-EXEMPT BOND FUND, INTERMEDIATE BOND FUND, TAX-EXEMPT MONEY MARKET FUND and MONEY MARKET FUND, and both dividends and capital gains for all other Funds.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

REGIONS MORGAN KEEGAN SELECT FUNDS INFORMATION

MANAGEMENT OF THE FUNDS. The Board of Trustees governs the Trust. The Board selects and oversees the Adviser. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

ADVISER FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

                                                   Amount Paid*

Growth Equity Fund                                    0%

Growth & Income Fund                                  0%

Balanced Fund                                         0%

Tax-Exempt Bond Fund                                  0%

Intermediate Bond Fund                                0%

Tax-Exempt Money Market Fund                          0%

Money Market Fund                                     0%

    * Percentages are expressed as percentages of average net assets during the fiscal year ended August 31, 2004. Absent expense limitations that were in place throughout this period, these amounts would have been 0.75%, 0.75%, 0.80%, 0.50%, 0.50%, 0.40% and 0.40% (as a percentage of average daily net assets) for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund, Tax-Exempt Money Market Fund, and Money Market Fund, respectively.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

ADVISER'S BACKGROUND. Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. As of December 31, 2003, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States. Morgan Keegan and Company, which is an affiliate of the Adviser, is the Funds' transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed. The Adviser also serves as investment adviser to the other portfolios of the Funds and to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of four portfolios. The Adviser has, as of December 31, 2003, more than $8.2 billion in total assets under management.

REGIONS MORGAN KEEGAN SELECT FUNDS PERSONNEL

CHARLES A. MURRAY, CFA

CO-PORTFOLIO MANAGER, GROWTH EQUITY FUND AND BALANCED FUND
Charles A. Murray has over thirty years of experience in investment management, research, and banking. He is a senior portfolio manager and senior equity strategist for Morgan Asset Management, Inc. Mr. Murray serves as the portfolio manager for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Balanced Fund. A Chartered Financial Analyst charterholder since 1993, Mr. Murray received a Bachelor of Science degree in Finance from the University of Alabama in 1970.

WALTER A. HELLWIG
PORTFOLIO MANAGER, GROWTH & INCOME FUND; CO-PORTFOLIO MANAGER, GROWTH EQUITY FUND AND BALANCED FUND
Walter A. Hellwig has thirty-one years of experience in the financial services industry and was with Union Planters Investment Advisors, Inc. for four years prior to joining Morgan Asset Management, Inc. as a result of the Regions Financial Corporation and Union Planters merger. Mr. Hellwig was the chairperson of the equity committee and served as the chief economist and strategist for

Union Planters Investment Advisors, Inc., the investment arm of Union Planters Trust & Investment Group. Mr. Hellwig continues to serve as the portfolio manager for the Growth & Income Fund and as the co-portfolio manager of the Growth Equity Fund and the Balanced Fund. Previously, Mr. Hellwig spent three years as an investment manager at Federated Investors, one of the five largest mutual fund companies in the country. For seven years he served as Director of Investment Research for Boatmen's Investment Services, a regional brokerage firm. Prior to this, Mr. Hellwig was the head banking analyst for Boatmen's Trust, also for seven years. Also, Mr. Hellwig spent ten years as Vice President of commercial loans for a mid-western regional bank before entering investment management. Mr. Hellwig received a BSBA and MBA from Washington University in St. Louis; taught two years in the Graduate School of Business at Lindenwood University in St. Charles, Missouri, was an instructor for the College of Financial Planning, and has been a guest lecturer at the University of Memphis and Union University.

JOHN B. NORRIS V
PORTFOLIO MANAGER, INTERMEDIATE BOND FUND; CO-PORTFOLIO MANAGER, TAX-EXEMPT BOND FUND, MONEY MARKET FUND, AND TAX-EXEMPT MONEY MARKET FUND John B. Norris V has twelve years of experience in the management and research of money market and fixed income investments. Mr. Norris is a senior portfolio manager, senior fixed income strategist, and economist for Morgan Asset Management, Inc. Mr. Norris serves as the portfolio manager for the Regions Morgan Keegan Select Limited Maturity Government Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and the Regions Morgan Keegan Select Government Money Market Fund. Mr. Norris is a member of the Institute of Certified Investment Management and he received a Bachelor of Science degree in History from Wake Forest University in 1990 and a Master of Business Administration degree from the University of Baltimore in 1994.

CHAD A. STAFKO
CO-PORTFOLIO MANAGER, TAX-EXEMPT BOND FUND, MONEY MARKET FUND, AND TAX-EXEMPT MONEY MARKET FUND Chad A. Stafko was an Assistant Vice President and portfolio manager with Union Planters Investment Advisors, Inc. prior to joining Morgan Asset Management, Inc. as a result of the Regions Financial Corporation and Union Planters merger. Mr. Stafko is a member of Morgan Asset Management's fixed income strategy committee and he continues to serve as the co-portfolio manager for the Tax-Exempt Bond Fund, Money Market Fund, and Tax-Exempt Money Market Fund. In addition, Mr. Stafko writes various economic and financial market commentaries for the firm. Previously, Mr. Stafko was with Arthur Andersen's Valuation Services division where he valued companies for insurance and mergers and acquisition. Mr. Stafko received a Bachelor of Science degree in Finance in 1992 and a Master of Business Administration degree in 1993, both from Southern Illinois University.

OTHER INFORMATION

PRIVACY POLICY

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are

-----------------
* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Funds, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, FSB, Rebsamen Insurance, and other Regions affiliates.

contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

PROXY VOTING POLICIES AND PROCEDURES

The Funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the Funds' Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand each Fund's financial performance for the last five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the year ended August 31, 2004 was audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Annual Report to Shareholders for the fiscal year ended August 31, 2004. The information with respect to the fiscal years ended prior to August 31, 2004 was audited by the Funds' former accountants. Prior to November __, 2004, the Funds were series of LEADER Mutual Funds. Annual Reports may be obtained without charge by calling 1-800-564-2188.

GROWTH EQUITY FUND

                                                      REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
                                                                          CLASS A
                                 -------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 -------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
Securities                       -------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


                                                      REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND
                                                                         CLASS I
                                 -------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 -------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    -------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


GROWTH & INCOME FUND

                                                  REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
                                                                      CLASS A
                                 --------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 --------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    --------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate

                                                  REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
                                                                       CLASS I
                                 -------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 -------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
    Securities                   -------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return(1)

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets(2,3)
  Net Investment Income to
    Average Net Assets(3)
  Portfolio Turnover Rate


BALANCED FUND

                                              REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
                                                                    CLASS A
                                 -----------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 -----------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
    Securities                   -----------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


                                                  REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND
                                                                        CLASS I
                                 ---------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
    gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


TAX-EXEMPT BOND FUND

                                                  REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
                                                                     CLASS A
                                 ---------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate

                                                  REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND
                                                                     CLASS I
                                 ---------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate

                                                                  50

FINANCIAL HIGHLIGHTS (CONTINUED)

INTERMEDIATE BOND FUND

                                                  REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
                                                                     CLASS A

                                 ---------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended   For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001      August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


                                                  REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND
                                                                        CLASS I

                                 ---------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended   For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001      August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return


                                                                   51

FINANCIAL HIGHLIGHTS (CONTINUED)

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


TAX-EXEMPT MONEY MARKET FUND

                                                  REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
                                                                        CLASS A
                                 ---------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


                                                  REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND
                                                                        CLASS I

                                 ---------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------
Total from Investment
Operations

                                                               52

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


MONEY MARKET FUND

                                                  REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
                                                                        CLASS A
                                 ---------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------------
Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


                                                       53

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
                                                                     CLASS I
                                 ---------------------------------------------------------------------------------------
                                  For the Year    For the Year    For the Year  For the Year Ended  For the Year Ended
                                     Ended           Ended           Ended       August 31, 2001     August 31, 2000
                                   August 31,   August 31, 2003    August 31,
                                      2004                            2002
                                 ---------------------------------------------------------------------------------------

Net Asset Value, beginning of
period

INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
  Net Gains (loss) on
   Securities                    ---------------------------------------------------------------------------------------
Total from Investment
Operations

LESS DISTRIBUTIONS
  Dividends (from net
    investment income)
  Distributions (from realized
 gains)
 Net Asset Value, end of period
  Total Return

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period
  Expenses to Average Net
    Assets
  Net Investment Income to
    Average Net Assets
  Portfolio Turnover Rate


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the Funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

INVESTMENT ADVISER                        DISTRIBUTOR                               CUSTODIAN
Morgan Asset Management, Inc.             Morgan Keegan & Company, Inc.             Regions Bank
417 North 20th Street                     50 Front Street                           417 North 20th Street
Birmingham, AL 35203                      Memphis, TN 38103                         Birmingham, AL 35203

ADMINISTRATOR                             TRANSFER AND DIVIDEND DISBURSING AGENT    LEGAL COUNSEL

UNTIL DECEMBER 31, 2004:                  UNTIL DECEMBER 31, 2004:                  Ropes & Gray LLP
BISYS Fund Services, Inc.                 BISYS Fund Services, Inc.                 One International Place
3435 Stelzer Road                         3435 Stelzer Road                         Boston, Massachusetts 02110
Columbus, Ohio  43219                     Columbus, Ohio  43219

BEGINNING JANUARY 1, 2005:
Morgan Keegan & Company, Inc.             AS OF JANUARY 1, 2005:
50 Front Street                           Morgan Keegan & Company, Inc.
Memphis, TN 38103                         50 Front Street
                                          Memphis, TN 38103

INDEPENDENT AUDITORS                      SUB-TRANSFER AGENT

PricewaterhouseCoopers LLP                AS OF JANUARY 1, 2005, FOR  DIRECT
1000 Morgan-Keegan Tower                  ACCOUNTS ONLY, SUBJECT TO AGREEMENT:
50 North Front Street                     BISYS Fund Services, Inc.
Memphis, TN 38103                         3435 Stelzer Road
                                          Columbus, Ohio  43219

A Statement of Additional Information (SAI) dated November ___, 2004 is incorporated by reference into this Prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or a Fund at 1-877-564-2188.

You can obtain information about a Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Regions Morgan Keegan Select Funds
417 North 20th Street
15th Floor
P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-877-757-7424
Morgan Keegan
Distributor
Investment Company Act File No. 811-6511

Regions Morgan Keegan Select Funds

      Class A Shares
      Class I Shares

Statement of Additional Information
      November ___, 2004
----------------------------------------------------------------------

    o Regions Morgan Keegan Select LEADER Growth Equity Fund
    o Regions Morgan Keegan Select LEADER Growth & Income Fund
    o Regions Morgan Keegan Select LEADER Balanced Fund
    o Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund
    o Regions Morgan Keegan Select LEADER Intermediate Bond Fund
    o Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund
    o Regions Morgan Keegan Select LEADER Money Market Fund

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Regions Morgan Keegan Select Funds (Funds), dated November ___, 2004. This SAI incorporates by reference the Funds' Annual Report. Obtain the Prospectus or Annual Report without charge by calling 1-877-757-7424.

           Regions Morgan Keegan Select Funds
           5800 Corporate Drive
           Pittsburgh, Pennsylvania 15237-7010

MORGAN KEEGAN & COMPANY, INC.
Distributor

Table of Contents

How are the Funds Organized

Securities in Which the Funds Invest

Securities Descriptions, Techniques and Risks

Investment Limitations

Determining Market Value of Securities

What Do Shares Cost?

How are the Funds Sold?

How to Buy Shares

Massachusetts Partnership Law

Account and Share Information

What are the Tax Consequences?

Who Manages the Funds?

How Do the Funds Measure Performance?

Performance Comparisons

Economic and Market Information

Financial Statements

Appendix

Addresses

HOW ARE THE FUNDS ORGANIZED?

Regions Morgan Keegan Select Funds (Trust) was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." As of the date of this
Statement, the Trust consist of seventeen separate portfolios of securities which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund; Regions Morgan Keegan Select Government Money Market Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund; Regions Morgan Keegan Select LEADER Money Market Fund; Regions Morgan Keegan Select Limited Maturity Government Fund; Regions Morgan Keegan Select Fixed Income Fund; Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund; Regions Morgan Keegan Select LEADER Intermediate Bond Fund; Regions Morgan Keegan Select Balanced Fund; Regions Morgan Keegan Select Value Fund; Regions Morgan Keegan Select Growth Fund; Regions Morgan Keegan Select Mid Cap Growth Fund; Regions Morgan Keegan Select Mid Cap Value Fund; Regions Morgan Keegan Select LEADER Growth Equity Fund; Regions Morgan Keegan Select LEADER Growth & Income Fund; and Regions Morgan Keegan Select LEADER Balanced Fund.

Prior to November ___, 2004, Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select LEADER Money Market Fund (collectively, the "Funds") were series of the LEADER Mutual Funds. The Funds are diversified series of the Trust. Each fund has its own investment objective and policies as described in the Funds' Prospectus. The Funds issue two classes of shares: Class A shares and Class I shares. This SAI relates only to classes of the shares of the Funds.

SECURITIES IN WHICH THE FUNDS INVEST

The investment objective and policies of each Fund of the Trust are summarized in the Prospectus. The investment policies set forth in the Prospectus and in the Statement of Additional Information may be changed by the Board of Trustees of the Funds (the "Board"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Bond Fund are fundamental.

There is no assurance that any Fund will achieve its investment  objective.  The
Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

GROWTH EQUITY FUND

As described in the Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Morgan Asset Management, Inc. (Adviser) believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

GROWTH & INCOME FUND

As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings and/or current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities, high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the LEADER Intermediate Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

BALANCED FUND

As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that Adviser believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Ratings ("Fitch")) or unrated issues deemed by Adviser to be of comparable quality. See Appendix B for a description of bond ratings assigned by Standard & Poor's and Moody's.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may make any of the types of investments which either the Growth & Income Fund (as described above) or the LEADER Intermediate Bond Fund (as described below) may make.

TAX-EXEMPT BOND FUND

As noted in the Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which Adviser deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities.

The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

INTERMEDIATE BOND FUND

As described in the Prospectus, the investment objective of the Intermediate Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of high grade bonds and notes of non-governmental issuers and U.S. Government Securities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which Adviser deems to include all debt securities for this purpose.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Adviser believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("Ginne Mae") or the Federal National Mortgage Association ("Fannie Mae"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Adviser believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

The securities in which the Fund invests include, but are not limited to:

      - corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of Adviser;

      - asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

      - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

      - obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, Fannie Mae, Ginnie Mae, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

      - mortgage-backed securities;

      - collateralized mortgage obligations; and

      - repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

The Fund may also engage in options transactions for hedging purposes.

Tax-Exempt Money Market Fund and Money Market Fund (each a "Money Fund" and, together, the "Money Funds")

Each Money Fund will invest only in securities that Adviser, acting under guidelines established by the Board, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities.

As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Adviser believes the risks are minimal.

Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio.

As described in the Prospectus, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

U.S. GOVERNMENT SECURITIES

As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the
Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

      - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

      - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

      - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

      - "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

      - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

      As described in the Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Funds do not expect to assign any value to stand-by commitments.

The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Adviser will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN ISSUED SECURITIES

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Funds' custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

Adviser will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Adviser to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

The Balanced Fund, the Intermediate Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S.
Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

      Each Fund may engage in options transactions for hedging purposes.

      An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Non-Money Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

Non-Money Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Bond Fund holds cash reserves and short-term investments and Adviser expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

FUTURES CONTRACTS. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

Each Non-Money Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

CALL OPTIONS ON FUTURES CONTRACTS. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

PUT OPTIONS ON FUTURES CONTRACTS. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing
Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

FUTURES TRANSACTIONS. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

The Intermediate Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

- collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

- collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

- securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Adviser and the Fund's other expenses.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INTEREST RATE RISKS.

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

RISKS ASSOCIATED WITH COMPLICATED CMOS

o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

SECTOR RISKS

o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry. For example, the Value Fund is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The Growth Fund is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The Mid Cap Value Fund is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The Mid Cap Growth Fund will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The Intermediate Tax Exempt Bond Fund will focus its investments in municipal securities.

TAX RISKS

o     Tax  Risk is   the risk  that  future  legislative  or court decisions may materially affect the ability of the Intermediate Tax Exempt Bond Fund to pay tax exempt dividends.

INVESTMENT LIMITATIONS

In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Bond Fund and Short Term Bond Fund (each a
"Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

INVESTMENT RESTRICTIONS - NON-MONEY FUNDS

      Each Non-Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      (3) MAKE LOANS. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

      (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (7) ISSUE SENIOR SECURITIES. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Invest in companies for the purpose of exercising control or management.

      (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

      (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

      (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

      (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      (7) Purchase or retain securities of an issuer if officers and Trustees of the Funds and officers and directors of its investment advisor who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

      (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

      (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      (11) With respect to each of the Tax-Exempt Bond Fund, the Intermediate Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

      (12) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies (11) and
(12) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

INVESTMENT RESTRICTIONS - THE MONEY FUNDS

      Each Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

      (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

      (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

      (4) MAKE LOANS. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

      (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

      (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      (7) ISSUE SENIOR SECURITIES. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

      (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

      (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

      (4) Make investments for the purpose of exercising control or management.

      (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union

      Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

      (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Trustees have decided that the best method for determining the value of portfolio instruments for the Tax-Exempt Money Market Fund and Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Tax-Exempt Money Market Fund and Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the SEC under the Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value (NAV) per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, the Tax-Exempt Money Market Fund and Money Market are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles each Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles each Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Tax-Exempt Money Market Fund and Money Market Fund acquire instruments subject to demand features and standby commitments to enhance the instrument's liquidity. Each Fund treats demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although each Fund defines demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

MONITORING PROCEDURES. The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INVESTMENT RESTRICTIONS. The Rule requires that the Tax-Exempt Money Market Fund and Money Market Fund limit their investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by either Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for either Fund, the affected Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by each Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Tax-Exempt Money Market Fund and Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of a Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals with options. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

WHAT DO SHARES COST?

The Tax-Exempt Money Market Fund and Money Market Fund attempt to stabilize the NAV of Shares at $1.00 by valuing their portfolio securities using the amortized cost method. Shares of the other Funds are sold at their NAV plus any applicable front end sales charge (applies to Class A Shares of all Funds) and redeemed at NAV less any applicable Contingent Deferred Sales Charge (CDSC) (applies to Class A Shares, Class B Shares and Class C Shares only) on days on which the New York Stock Exchange is open for business. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Trust, the Distributor (Morgan Keegan & Company, Inc.), located at 50 Front Street, Memphis, TN 38103, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS A SHARES)

As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectus, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps a Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Trust may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Trust assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Trust reserves the right to determine whether to accept your securities and the minimum market value to accept. The Trust will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

EXCHANGE PRIVILEGE

Before the exchange, the shareholder must receive a copy of the Prospectus. Please refer to the "How to Exchange Shares" section in the Prospectus.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Trustees determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Funds' outstanding shares of all series entitled to vote.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S SHARES

The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Funds as owning beneficially 5% or more of the outstanding Class A Shares and Class I Shares of any Fund as of December 1, 2003. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act.

                                       Name and Address%
         Fund                          of Beneficial Owner             Ownership
         -----------------------------------------------------------------------

Growth Equity Fund, Class A

Growth Equity Fund, Class I

Growth & Income Fund, Class A

Growth & Income Fund, Class I

Balanced Fund, Class A

Balanced Fund, Class I

Tax-Exempt Bond Fund, Class A

Tax-Exempt Bond Fund, Class I

Intermediate Bond Fund, Class A

Intermediate Bond Fund, Class I

Tax-Exempt Money Market Fund, Class A

Tax-Exempt Money Market Fund, Class I

Money Market Fund, Class A

Money Market Fund, Class I

* The shareholders listed may be contacted c/o Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103

As of December 1, 2003, the Trustees and officers of the Funds beneficially owned as a group less than 1% of the outstanding shares of any class of any Fund.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Funds' other portfolios will be separate from those realized by each Fund.

Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

CAPITAL GAINS

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

TRUSTEES AND OFFICERS

The officers of the Trust are responsible for the operation of the Trust under the direction of the Board. The officers and Trustees of the Trust and their principal occupations during the past five years are set forth below. Each Trustee and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103.

An asterisk (*) indicates officers and/or Trustees who are "interested persons" of the Funds as defined by the 1940 Act by virtue of their positions with Morgan Keegan and Morgan Asset Management, Inc. (the "Adviser").

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN
                   WITH FUNDS AND                                        FUND COMPLEX      OTHER
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       TRUSTEESHIP
NAME AND AGE       SERVED              PAST FIVE YEARS                   TRUSTEE           HELD BY TRUSTEE

INTERESTED TRUSTEES
Allen B. Morgan,   Trustee (Since      Mr.  Morgan has been Chairman of      22             Regions
Jr.*               2003)               Morgan  Keegan &  Company,  Inc.                    Financial
Age 62                                 since    1969   and    Executive                   Corporation
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management,  Inc. and of Regions
                                       Financial    Corporation   since
                                       1993 and 2001, respectively.

J. Kenneth         Trustee (Since      Mr.  Alderman has been President      22               None
Alderman* Age 52   2003)               of Regions  Morgan  Keegan Trust
                                       Company   and  Chief   Executive
                                       Officer    of    Morgan    Asset
                                       Management,   Inc.  since  2002.
                                       He  has  been   Executive   Vice
                                       President  of Regions  Financial
                                       Corporation   since   2000.   He
                                       served  Regions  as Senior  Vice
                                       President       and      Capital
                                       Management  Group  Director  and
                                       investment    adviser   to   the
                                       Regions  Financial   Corporation
                                       proprietary   fund  family  from
                                       1995   to   2000.    He   is   a
                                       Certified Public  Accountant and
                                       Chartered Financial Analyst.

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN
                   WITH FUNDS AND                                        FUND COMPLEX      OTHER
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       DIRECTORSHIPS
NAME AND AGE       SERVED              PAST FIVE YEARS                   TRUSTEE           HELD BY TRUSTEE
INDEPENDENT TRUSTEES

William            Trustee (Since      Mr. Mann has been  Chairman  and      22               None
Jefferies Mann     2003)               President  of Mann  Investments,
Age 71                                 Inc.         (real        estate
                                       investments/private   investing)
                                       since 1985.

James Stillman     Trustee (Since      Mr.   McFadden  has  been  Chief      22               None
R. McFadden        2003)               Manager       of        McFadden
Age 47                                 Communications,  LLC (commercial
                                       printing)    since    2002   and
                                       President  and Director of 1703,
                                       Inc.   (restaurant   management)
                                       since  1998.  He also has served
                                       as  a   Director   for   several
                                       private companies since 1997.

Mary S. Stone      Trustee (Since      Ms.  Stone  has  held  the  Hugh      22               None
Age 54             2003)               Culverhouse   Endowed  Chair  of
                                       Accountancy  at  the  University
                                       of Alabama,  Culverhouse  School
                                       of  Accountancy  since 1981. She
                                       is also a  member  of  Financial
                                       Accounting   Standards  Advisory
                                       Council,    AICPA,    Accounting
                                       Standards   Executive  Committee
                                       and     AACSB      International
                                       Accounting         Accreditation
                                       Committee.

W. Randall         Trustee (Since      Mr.   Pittman   has  been  Chief      22               None
Pittman,           2003)               Financial  Officer  of  Emageon,
Age 50                                 Inc.   (healthcare   information
                                       systems)  since 2002.  From 1999
                                       to 2002, he was Chief  Financial
                                       Officer       of        BioCryst
                                       Pharmaceuticals,            Inc.
                                       (biotechnology).  From  1998  to
                                       1999,  he  was  Chief  Financial
                                       Officer  of  ScandiPharm,   Inc.
                                       (pharmaceuticals).   From   1995
                                       to 1998,  he  served  as  Senior
                                       Vice   President  -  Finance  of
                                       CaremarkRx   (pharmacy   benefit
                                       management).  From 1983 to 1995,
                                       he held various  positions  with
                                       AmSouth   Bancorporation   (bank
                                       holding   company),    including
                                       Executive   Vice  President  and
                                       Controller.  He  is a  Certified
                                       Public Accountant,  and was with
                                       the  accounting  firm of Ernst &
                                       Young, LLP from 1976 to 1983.

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN
                   WITH FUNDS AND                                        FUND COMPLEX      OTHER
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       DIRECTORSHIPS
NAME AND AGE       SERVED              PAST FIVE YEARS                   TRUSTEE           HELD BY TRUSTEE
Archie W. Willis                       Mr.  Willis  has been  President
III                Trustee (Since      of Community Capital  (financial      22               None
Age 46             2003)               advisory    and   real    estate
                                       development   consulting)  since
                                       1999  and  Vice   President   of
                                       Community  Realty  Company (real
                                       estate  brokerage)  since  1999.
                                       He was a  First  Vice  President
                                       of  Morgan   Keegan  &  Company,
                                       Inc.   from  1991  to  1999.  He
                                       also has  served  as a  Director
                                       of  Memphis  Telecom,  LLC since
                                       2001.

OFFICERS
                                                                             22               N/A
Carter  E.         President (Since    From  2002-present,  Mr. Anthony
Anthony*  Age 60   2003)               has  served  as  President   and
                                       Chief   Investment   Officer  of
                                       Morgan  Asset   Management  Inc.
                                       From  2000-2002,  he  served  as
                                       Executive   Vice  President  and
                                       Director  of Capital  Management
                                       Group,     Regions     Financial
                                       Corporation.    From   1989-2000
                                       Mr.     Anthony     was     Vice
                                       President-Trust     Investments,
                                       National Bank of Commerce.

Thomas R. Gamble*  Vice-President      Mr.    Gamble    has   been   an      22               N/A
Age 61             (Since 2003)        executive  at Regions  Financial
                                       Corporation  since 1981.  He was
                                       a  Corporate  IRA  Manager  from
                                       2000 to 2001 and a  Senior  Vice
                                       President  & Manager of Employee
                                       Benefits   at   the   Birmingham
                                       Trust   Department   of  Regions
                                       Bank from 1981 to 2000.

Charles D.         Secretary and       Mr.  Maxwell has been a Managing      22               N/A
Maxwell*           Assistant           Director  of  Morgan   Keegan  &
Age 50             Treasurer (Since    Company,  Inc.  since  1998  and
                   2003)               Assistant      Treasurer     and
                                       Assistant  Secretary  of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1994.  He  has  been   Secretary
                                       and  Treasurer  of Morgan  Asset
                                       Management,   Inc.  since  1993.
                                       He was Senior Vice  President of
                                       Morgan  Keegan &  Company,  Inc.
                                       from 1995 to 1997.  Mr.  Maxwell
                                       was  also  with  Ernst  &  Young
                                       (accountants)  from 1976 to 1986
                                       and  served as a senior  manager
                                       from 1984 to 1986.

                                                                         NUMBER OF
                   POSITION(S) HELD                                      PORTFOLIOS IN
                   WITH FUNDS AND                                        FUND COMPLEX      OTHER
                   LENGTH OF TIME      PRINCIPAL OCCUPATION DURING       OVERSEEN BY       DIRECTORSHIPS
NAME AND AGE       SERVED              PAST FIVE YEARS                   TRUSTEE           HELD BY TRUSTEE
Joseph C. Weller*  Treasurer (Since    Mr.  Weller  has been  Executive      22               N/A
Age 65             2003)               Vice    President    and   Chief
                                       Financial   Officer   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969,  Treasurer  and  Secretary
                                       of  Morgan   Keegan  &  Company,
                                       Inc.  since  1969 and  Executive
                                       Managing   Director   of  Morgan
                                       Keegan  &  Company,  Inc.  since
                                       1969.  He also has  served  as a
                                       Director    of   Morgan    Asset
                                       Management, Inc. since 1993.

J. Thompson        Assistant           Mr.  Weller  has been a Managing      22               N/A
Weller*,           Secretary           Director   and   Controller   of
Age 39             (Since 2003)        Morgan  Keegan &  Company,  Inc.
                                       since   October   2001.  He  was
                                       Senior   Vice    President   and
                                       Controller  of  Morgan  Keegan &
                                       Company,  Inc. from October 1998
                                       to October 2001,  Controller and
                                       First   Vice    President   from
                                       February  1997 to October  1998,
                                       Controller  and  Vice  President
                                       from 1995 to  February  1997 and
                                       Assistant  Controller  from 1992
                                       to 1995.

David M. George*,  Chief Compliance    Mr.  George  is  a  Senior  Vice      22               N/A
Age 52             Officer (Since      President  of  Morgan  Keegan  &
                   2004)               Company,  Inc. Mr. George has 20
                                       years of industry  experience as
                                       a Financial Adviser,  Compliance
                                       Administrator,            Branch
                                       Administrative Officer - Private
                                       Client  Group,  Branch  Manager,
                                       and   Assistant    Director   of
                                       Compliance.   Mr.  George  is  a
                                       member  of the NASD  District  5
                                       Focus   Group   and   Securities
                                       Industry           Association's
                                       Compliance and Legal Division.

The Trust's Board has three standing committees - the Audit Committee, the Independent Trustees Committee and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Trust, as that term is defined in the 1940 Act ("Independent Trustees"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended November 30, 2003, the Board's Audit Committee held [ONE] meeting.

As of August 2003, The Board also has a standing Independent Trustees Committee consisting of all the Independent Trustees. The Independent Trustees Committee must determine at least annually whether the Trust's advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The Independent Trustees Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee, assessing whether Trustees should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee compensation, investment in the Funds and resources. The Independent Trustees Committee will not consider nominees recommended by shareholders. For the fiscal year ended November 30, 2003, the Board's Independent Trustees Committee held [ONE] meeting.

In addition, the Trust has a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by an officer, director, employee or agent of the Trust. For the fiscal year ended November 30, 2003, the Board's QLCC held no meetings.

Officers and Trustees of the Trust who are interested persons of the Trust receive no salary or fees from the Trust. Each Independent Trustee receives from the Trust an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Independent Trustees and Audit Committee Chairs each receive from the Trust annual compensation of $500. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee is entitled to receive pension or retirement benefits from the Trust.

      The table below sets forth the compensation paid to the Trustees for the fiscal year ended November 30, 2003 [and to the Trustees of the LEADER Mutual Funds for the fiscal year ended August 31, 2004. Prior to November ___, 2004, the Funds were series of the LEADER Mutual Funds].

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL    FROM FUNDS AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
   WITH THE FUNDS      FROM THE FUNDS        EXPENSES          RETIREMENT       PAID TO TRUSTEE
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.       $_____               N/A                N/A               _____
Trustee

J. Kenneth Alderman        $_____               N/A                N/A              $_____
Trustee

James D.                   $_____               N/A                N/A              $_____
Witherington, Jr.
Trustee

William Jeffries           $_____               N/A                N/A              $_____
Mann
Trustee

James Stillman R.          $_____               N/A                N/A              $_____
McFadden
Trustee

Mary S. Stone              $_____               N/A                N/A              $_____
Trustee

W. Randall Pittman         $_____               N/A                N/A              $_____
Trustee

                                            PENSION OR                               TOTAL
                                            RETIREMENT                           COMPENSATION
                          AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL    FROM FUNDS AND
 NAME AND POSITION      COMPENSATION      AS PART OF FUND     BENEFITS UPON      FUND COMPLEX
   WITH THE FUNDS      FROM THE FUNDS        EXPENSES          RETIREMENT       PAID TO TRUSTEE
-------------------------------------------------------------------------------------------------
Archie W. Willis III       $_____               N/A                N/A              $_____
Trustee

The  following   table  sets  forth  the  dollar  range  of  equity   securities  beneficially
owned by each Trustee in the Trust and in all registered  investment companies overseen by  the
Trustee as of December 31, 2003.

                                                                    AGGREGATE DOLLAR RANGE OF
                                                                     EQUITY SECURITIES IN ALL
                                                                      REGISTERED INVESTMENT
                                      DOLLAR RANGE OF EQUITY      COMPANIES OVERSEEN BY TRUSTEE
        NAME OF TRUSTEE               SECURITIES IN THE FUND             IN FUND COMPLEX
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.                          _____                           _____

J. Kenneth Alderman                           _____                           _____

James D. Witherington, Jr.                    _____                           _____

William Jeffries Mann                         _____                           _____

James Stillman R. McFadden                    _____                           _____

Mary S. Stone                                 _____                           _____

W. Randall Pittman                            _____                           _____

Archie W. Willis III                          _____                           _____

ADVISER TO THE FUNDS

The Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of it obligations or duties imposed upon it by its contract with the Trust, the Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or the making of any investment for or on behalf of a Fund.

As required by the Act, the Trust's Board has reviewed the Trust's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of the Funds' shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser in addition to investment advisory services.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew the advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Advisery contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing Advisery services to the Funds.

The Board also considers the compensation and benefits received by the Adviser and its affiliates. This includes fees received for transfer agency services, custody services, sub-administrative services, distribution-related services and shareholder services provided to the Funds as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' Advisery contract.

The Board considers and weighs these circumstances in light of its accumulated experience in governing mutual funds and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser. The Adviser provides much of this information at each regular meeting of the
Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Funds' short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Trust, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

[Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-366-7426 (toll-free) or visiting the SEC's website at www.sec.gov.]

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

ADMINISTRATOR

BISYS Fund Services, Inc. (BISYS) currently provides (until December 31, 2004) and Morgan Keegan & Company, Inc. (Morgan Keegan, together with BISYS, the Administrator) will provide (as of January 1, 2005), administrative personnel and services to the Funds for a fee at an annual rate as specified below:

Average Daily                        Administrator Fee Paid
Net Assets

On the first $2.5 billion            .065%
On the next $2.5 billion             .040%
On assets over $5 billion            .025%

The Administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the Administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Funds' governing documents, minutes of Trustees' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Funds' registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o     prepare, negotiate and administer contracts on behalf of the Funds;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trustees.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING SERVICES

Morgan Keegan & Company, the Funds' Transfer Agent and Dividend Disbursing Agent maintains all necessary shareholder records. For its services, Morgan Keegan & Company receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of each Fund's average net assets for the period plus out-of-pocket expenses. State Street Bank & Trust Company (SSB&T) provides portfolio accounting services to the Funds. For its services, SSB&T receives a fee based upon each Fund's average net assets.

CUSTODIAN

Regions Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, Regions Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Regions Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.

INDEPENDENT AUDITORS

The independent auditors for the Funds, PricewaterhouseCoopers LLP, conduct their audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to the Adviser (including all amounts paid by the Fund to Union Planters Investment Advisors, Inc. ("UPIA") prior to the date on which Adviser assumed the investment advisory duties of UPIA), pursuant to the relevant Advisory Agreement:

                                      GROSS (BEFORE                   NET (AFTER
                      FISCAL YEAR       VOLUNTARY                     VOLUNTARY
       FUND         ENDED AUGUST 31     REDUCTION)      REDUCTION     REDUCTION)
                    ---------------     ---------       ---------     ----------

Growth Equity Fund       2002

                         2003            $97,077          $69,317        $27,760

                         2004

Growth & Income          2002
Fund

                         2003         $1,006,595         $110,376       $896,219

                         2004

Balanced Fund            2002           $357,167         $100,696       $256,471

                         2003           $355,401         $103,171       $252,230

                         2004

Tax-Exempt Bond          2002            $90,179          $90,179             $0
Fund
                         2003            $94,074          $94,074             $0

                         2004

Intermediate Bond Fund   2002           $572,706          $77,488       $495,218

                         2003           $590,988          $46,735       $544,253

                         2004

Tax-Exempt Money Market
Fund                     2002           $119,091         $103,441        $15,650

                         2003           $115,838          $76,868        $38,970

                         2004

Money Market Fund        2002         $1,495,350         $547,193       $948,157

                         2003         $1,048,893         $393,336       $655,557

                         2004

For the fiscal year ended August 31, 2004 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth Equity Fund - $______; the Growth & Income Fund - $268,473; the Balanced Fund - $______; the Tax-Exempt Bond Fund - $______ the Intermediate Bond Fund - $______; the Tax-Exempt Money Market Fund - $______ and the Money Market Fund - $_______. For the fiscal year ended August 31, 2003 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P.

the following amounts: the Growth & Income Fund - $_______; the Balanced Fund - $______; the Tax-Exempt Bond Fund - $______ the Intermediate Bond Fund - $_______; the Tax-Exempt Money Market Fund - $46,315; and the Money Market Fund
- $_______. For the fiscal year ended August 31, 2002, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $_______; the Balanced Fund - $______; the Tax-Exempt Bond Fund - $______; the Intermediate Bond Fund - $_______; the Tax-Exempt Money Market Fund - $______ and the Money Market Fund - $_______.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

YIELD

The Tax-Exempt Money Market Fund and Money Market Fund calculate the yield for their respective classes of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The yield for the other Funds' shares is calculated by dividing: (i) the net investment income per share earned by a Fund's shares over a thirty-day period; by (ii) the maximum offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references  to  ratings,   rankings,  and  financial  publications  and/or
      performance comparisons of the Funds' shares to certain indices;

o     charts,  graphs and illustrations  using the Funds' returns, or returns in
      general,  that  demonstrate   investment  concepts  such  as  tax-deferred
      compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended ___________________, are incorporated herein by reference to the Funds' Annual Report to Shareholders dated ______________ (File Nos. 33-44737 and 811-6511. A copy of the Annual
Report to Shareholders for a Fund may be obtained without charge by contacting Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.

APPENDIX


STANDARD AND POOR'S BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): -- The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

FITCH RATINGS LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Ratings Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

                                    ADDRESSES

Regions Morgan Keegan Select LEADER Growth Equity Fund
Regions Morgan Keegan Select LEADER Growth & Income Fund
Regions Morgan Keegan Select LEADER Balanced Fund
Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund
Regions Morgan Keegan Select LEADER Intermediate Bond Fund
Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund
Regions Morgan Keegan Select LEADER Money Market Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

--------------------------------------------------------------------------------

Distributor
                        Morgan Keegan & Company, Inc.
                        50 Front Street
                        Memphis, TN 38103

Adviser

                        Morgan Asset Management, Inc.
                        417 North 20th Street
                        Birmingham, AL 35203

Custodian

                        Regions Bank
                        417 North 20th Street
                        Birmingham, AL 35203


Transfer Agent, and Dividend Disbursing Agent

                        UNTIL DECEMBER 31, 2004:
                        BISYS Fund Services, Inc.
                        3435 Stelzer Road
                        Columbus, Ohio  43219

                        AS OF JANUARY 1, 2005:
                        Morgan Keegan & Company, Inc.
                        50 Front Street
                        Memphis, TN 38103

--------------------------------------------------------------------------------

Independent Auditors

                        PricewaterhouseCoopers LLP
                        250 West Pratt St.
                        Baltimore, MD, 21201

PART C.          OTHER INFORMATION.

Item 22.         Exhibits

(a)     (i)      Declaration of Trust and Amendment No. 1; (7)
        (ii)     Conformed  copy  of  Restatement  and  Amendment  No.  9 to the
                 Declaration of Trust of the Registrant; (17)
        (iii)    Conformed  copy of Amendment No. 10 to the Amended and Restated
                 Declaration of Trust of the Registrant; (19)
        (iv)     Conformed  copy of Amendment No. 11 to the Amended and Restated
                 Declaration of Trust of the Registrant; (19)
        (v)      Conformed  copy of Amendment No. 12 to the Amended and Restated
                 Declaration of Trust of the Registrant; (19)
        (vi)     Conformed  copy of Amendment No. 13 to the Amended and Restated
                 Declaration of Trust of the Registrant; (23)
        (vii)    Amendment to Declaration of Trust (to be filed)

(b)     (i)      Copy of By-Laws of the Registrant; (1)
        (ii)     Copy of  Amendment  Nos.  1  through  4 to the  By-Laws  of the
                 Registrant; (13)
        (iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (22)

(c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (4)

(d) (1) (i)      Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Money Market Fund (filed herewith).
        (ii)     Interim Investment  Advisory Agreement dated June 30, 2004 with
                 respect  to  LEADER   Tax-Exempt   Money   Market  Fund  (filed
                 herewith).
        (iii)    Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Intermediate Bond Fund (filed herewith).
        (iv)     Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Tax-Exempt Bond Fund (filed herewith).
        (v)      Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Balanced Fund (filed herewith).
        (vi)     Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Growth & Income Fund (filed herewith).
        (vii)    Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Growth Equity Fund (filed herewith).

    (2) Advisory Agreement between Registrant and Morgan Asset Management, Inc. dated November __, 2004 with respect to Regions Morgan Keegan Select Money Market Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Growth & Income Fund and Regions Morgan Keegan Select Growth Equity Fund (to be filed).

(e)     Underwriting Agreement with Morgan Keegan & Co., Inc. (to be filed).

(f)     Not applicable;

(g)     (i)      Conformed copy of Custodian Contract of the Registrant; (4)
        (ii)     Conformed  copy of Amendment to the  Custodian  Contract of the
                 Registrant between Regions Funds and Regions Bank; (18)
        (iii)    Conformed  copy of Amendment to the  Custodian  Contract of the
                 Registrant; (23)

(h)     (i)      Conformed  copy of Agreement  for  Administrative  Services and
                 Transfer Agency Services; (19)

        (ii) Copy of Amendment No. 1 to the Agreement for Administrative Services and Transfer Agency Services; (20)
        (iii) Copy of Amendment No. 2 to the Agreement for Administrative Services and Transfer Agency Services; (23)
        (iv)     Conformed copy of Shareholder Services Agreement; (13)
        (v) Conformed copy of Amendment No. 1 to Exhibit A to the Shareholder Services Agreement; (23)
        (vi)     Conformed Copy of Transfer Agency and Services Agreement; (22)
        (vii) Conformed Copy of Amendment No. 1 to the Transfer Agency and Services Agreement; (24)
        (viii) Conformed copy of Sub-Administration Services Agreement, dated December 1, 2001, between the Registrant and Regions Bank; (23)
        (ix) Conformed Copy of Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and State Street Bank and Trust Company; (23)

        (x) Transfer Agency Agreement with Morgan Keegan & Co., Inc. (to be filed)
        (xi)     Sub-Transfer Agency Agreement with BISYS (to be filed)

(i) Opinion and Consent of Counsel with respect to Regions Morgan Keegan Select Money Market Fund, Regions Morgan Keegan Select Tax-Exempt Money Market Fund, Regions Morgan Keegan Select Intermediate Bond Fund, Regions Morgan Keegan Select Tax-Exempt Bond Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Growth & Income Fund and Regions Morgan Keegan Select Growth Equity Fund (to be filed).

(j)     Auditors Consent (to be filed)

(k)     Not applicable;

(l)     Conformed copy of Initial Capital Understanding; (5)

(m)     (i)      Conformed copy of Distribution Plan of the Registrant,  through and including conformed copies of Exhibits A and B; (7)
        (ii)     Conformed  Copy of  Exhibit C to the  Distribution  Plan of the
                 Registrant; (11)
        (iii)    Conformed  copy of  Exhibit D to the  Distribution  Plan of the
                 Registrant; (15)
        (iv)     Conformed  copy of  Exhibit E to the  Distribution  Plan of the
                 Registrant; (19)
        (v)      Conformed  copy of  Exhibit F to the  Distribution  Plan of the
                 Registrant; (23)
        (vi)     Conformed  copy of  Exhibit G to the  Distribution  Plan of the
                 Registrant; (23)

(n)     Conformed copy of Restated Multiple Class Plan of the Registrant; (23)

(o)     (i)      Conformed copy of Power of Attorney of the Registrant; (17)
        (ii)     Conformed   copies  of  Power  of  Attorney  of  the  Chairman,
                 President and Chief Executive Officer, Treasurer and Trustees of the Registrant; (23)
        (iii)    Conformed  copy  of  Power  of  Attorney  of a  Trustee  of the
                 Registrant; (24)

        (iv)     Powers of Attorney (filed herewith)

(p) (1) Copy of Code of Ethics; (23)

    (2) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004 (to be filed)
    (3) Revised Code of Ethics for Morgan Asset Management, Inc. and Morgan Keegan & Co., Inc. dated August 2004 (to be filed)

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

4. Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

5. Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

7. Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

11. Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

13. Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

15. Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

17. Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

18. Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001 (File Nos. 33-44737 and 811-6511).

19. Response is incorporated by reference to Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

20. Response is incorporated by reference to Post-Effective Amendment No. 29 on form N-1A filed October 10, 2002 (File Nos. 33-44737 and 811-6511).

22. Response is incorporated by reference to Post-Effective Amendment No. 31 on form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

23. Response is incorporated by reference to Post-Effective Amendment No. 32 on form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

24. Response is incorporated by reference to Post-Effective Amendment No. 35 on form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

25. Response is incorporated by reference to Post-Effective Amendment No. 37 on form N-1A filed April 23, 2004 (File Nos. 33-44737 and 811-6511).

Item 23.         Persons Controlled by or Under Common Control with Registrant:

                 None

Item 24.         Indemnification:

        ARTICLE XI OF THE DECLARATION OF TRUST STATES:
        ----------------------------------------------

        Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

        The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

        No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

        Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

        The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

        Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

        No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

        Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

        Section 3.  Express Exculpatory Clauses and Instruments.

        The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

        PARAGRAPHS 7 OF THE INTERIM INVESTMENT ADVISORY AGREEMENTS BETWEEN LEADER MUTUAL FUNDS AND MORGAN ASSET MANAGEMENT, INC. STATE:
        ------------------------------------------------------------------------
        The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

Item 25.     Business and Other Connections of Investment Adviser:

        Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Intermediate Bond Fund, the Regions Morgan Keegan Select High Income Fund, the Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated February 24, 2004 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.

Item 26.     Principal Underwriters:

(a)     RMK High Income Fund, Inc.
        RMK Strategic Income Fund, Inc.
        Morgan Keegan Select Fund, Inc.

(b)     Morgan Keegan & Company, Inc.

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.                Chairman and                  Director
                                    Chief Executive
                                    Officer, Executive
                                    Managing Director

Joseph C. Weller                    Chief Financial               Vice
                                    Officer, Executive            President,
                                    Managing Director,            Treasurer
                                    Executive Vice President,     (Chief
                                    Secretary and Treasurer       Financial
                                                                  Officer)

G. Douglas  Edwards                 Vice Chairman, President,     None
                                    Chief Operating Officer
                                    Executive Managing Director

Robert A. Baird                     Executive                     None
                                    Managing Director

John C. Carson, Jr.                 Executive                     None
                                    Managing Director

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Jerome M. Dattel                    Executive                     None
                                    Managing Director

Richard S. Ferguson                 Executive                     None
                                    Managing Director

William F. Hughes, Jr.              Executive Managing            None
                                    Director

E. Carl Krausnick,  Jr.             Executive Managing            None
                                    Director

Thomas V. Orr, Jr.                  Executive Managing            None
                                    Director

James A. Parish, Jr.                Executive Managing            None
                                    Director

John H. Grayson, Jr.                Executive Managing            None
                                    Director

Minor Perkins                       Executive Managing            None
                                    Director

John H. Abington                    Managing Director             None

Gary S. Aday                        Managing Director             None

Allen B. Adler                      Managing Director             None

Franklin P. Allen, III              Managing Director             None

Lori Sullivan Antolovic             Managing Director             None

George E. Arras, Jr.                Managing Director             None

James N. Augustine, Jr.             Managing Director             None

Reese E. Austin II                  Managing Director             None

Joseph K. Ayers                     Managing Director             None

Rodney D. Baber, Jr.                Managing Director             None

Woodley H. Bagwell                  Managing Director             None

Charles E. Bailey                   Managing Director             None

Lynn Ballinger                      Managing Director             None

Milton A. Barber                    Managing Director             None

W. Freeman Barber                   Managing Director             None

Joseph C. Barkley                   Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Reginald E. Barnes                  Managing Director             None

Glen E. Bascom                      Managing Director             None

W. Preston Battle                   Managing Director             None

William Herbert Bauch               Managing Director             None

Mark E. Bennett                     Managing Director             None

Howard McShan Benz                  Managing Director             None

Robert C. Berry                     Managing Director             None

James Birdwell III                  Managing Director             None

Ben M. Blackmon                     Managing Director             None

William J. Blanton                  Managing Director             None

Sander David Bleustein              Managing Director             None

Harold E. Blondeau                  Managing Director             None

LaMonte E. Bolding                  Managing Director             None

Charles E. Bottcher, Jr.            Managing Director             None

John D. Brewer                      Managing Director             None

Scott Broady                        Managing Director             None

Henry W. Brockman, Jr.              Managing Director             None

Susan Leonard Brown                 Managing Director             None

Edna P. Bruder                      Managing Director             None

Paul S. Burd                        Managing Director             None

Lawrence H. Campbell                Managing Director             None

John B. Carr, Jr.                   Managing Director             None

Ted H. Cashion                      Managing Director             None

Subhasish Chandra                   Managing Director             None

Jerry L. Chapman                    Managing Director             None

Marshall A. Clark                   Managing Director             None

William F. Clay                     Managing Director             None

Douglas L. Col                      Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Lisa Westmoreland Collier           Managing Director             None

Thomas P. Colonna                   Managing Director             None

Robert E. Cope III                  Managing Director             None

J. Dow Crocker                      Managing Director             None

Mark W. Crowl                       Managing Director             None

Bjorn F. Danielson                  Managing Director             None

G. Lee Davis                        Managing Director             None

Frederick A. Dawson                 Managing Director             None

Harold L. Deaton                    Managing Director             None

William F. Deeley                   Managing Director             None

William W. Deupree, Jr.             Managing Director             None

William W. Deupree III              Managing Director             None

James J. Dieck                      Managing Director             None

David O. DiFillippo                 Managing Director             None

Christopher M. Drummond             Managing Director             None

Robert H. Dudley, Jr.               Managing Director             None

Richard T. Dulaney                  Managing Director             None

Richard H. Eckels                   Managing Director             None

Steve D. Elam                       Managing Director             None

Robert C. Farmer                    Managing Director             None

Richard K. Fellows                  Managing Director             None

William Henry Fenoglio, Jr.         Managing Director             None

Donald F. Fontes                    Managing Director             None

John D. Fortenberry                 Managing Director             None

James M. Fowler, Jr.                Managing Director             None

P. Brian Fowler                     Managing Director             None

Wilmer J. Freiberg                  Managing Director             None

Graham D.S. Fulton                  Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Thomas F. Galvin                    Managing Director             None

Scott Z. Garfinkel                  Managing Director             None

John H. Geary                       Managing Director             None

William A. Geary                    Managing Director             None

J. Michael Gibbs                    Managing Director             None

Kevin H. Giddis                     Managing Director             None

Stephen P. Gilmartin                Managing Director             None

Robert D. Gooch, Jr.                Managing Director             None

Robert D. Gooch III                 Managing Director             None

James F. Gould                      Managing Director             None

Gary W. Guinn                       Managing Director             None

David M. Guthrie                    Managing Director             None

Jan L. Gwin                         Managing Director             None

Mark S. Hahn                        Managing Director             None

Russell Haltom                      Managing Director             None

James W. Hamilton, Jr.              Managing Director             None

William W. Harlin III               Managing Director             None

Chris B. Harrell                    Managing Director             None

Michael J. Harris                   Managing Director             None

Artie W. Hatfield                   Managing Director             None

Haywood Henderson                   Managing Director             None

Roderick E. Hennek                  Managing Director             None

William P. Hinckley                 Managing Director             None

Jay K. Hirt                         Managing Director             None

John M. Hirt                        Managing Director             None

Teddy D. Jackson                    Managing Director             None

J. Barry Jenkins                    Managing Director             None

Kimble L. Jenkins                   Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Robert Jetmundsen                   Managing Director             None

C. Michael Johnson                  Managing Director             None

James R. Johnson                    Managing Director             None

Randy H. Karchmer                   Managing Director             None

Carol Sue Keathley                  Managing Director             None

Dan T. Keel III                     Managing Director             None

Mary Beth Ketcham                   Managing Director             None

William R. Kitchens, Jr.            Managing Director             None

Andrew Klausner                     Managing Director             None

James D. Klepper                    Managing Director             None

Peter R. Klyce                      Managing Director             None

Peter Stephen Knoop                 Managing Director             None

William L. Knox, Jr.                Managing Director             None

R. Patrick Kruczek                  Managing Director             None

Tammira M. Kuntz                    Managing Director             None

Gary V. Kutz                        Managing Director             None

James R. Ladyman                    Managing Director             None

A. Welling LaGrone, Jr.             Managing Director             None

James Robert Lambert                Managing Director             None

Benton G. Landers                   Managing Director             None

David M. Landry                     Managing Director             None

Caswell Prewitt Lane Jr.            Managing Director             None

David James Lavelle                 Managing Director             None

John R. Lawrence                    Managing Director             None

Steve L. Lawrence                   Managing Director             None

William M. Lellyett, Jr.            Managing Director             None

W. G. Logan, Jr.                    Managing Director             None

W. Gage Logan III                   Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Wiley H. Maiden                     Managing Director             None

Robert E. Mallory                   Managing Director             None

Robert Marshall                     Managing Director             None

John Henry Martin                   Managing Director             None

William D. Mathis, III              Managing Director             None

John Fox Matthews                   Managing Director             None

Francis J. Maus                     Managing Director             None

Charles D. Maxwell                  Managing Director             Secretary and
                                                                  Assistant
                                                                  Treasurer

John Welsh Mayer                    Managing Director             None

W. Ward Mayer                       Managing Director             None

W. Neal McAtee                      Managing Director             None

Tavis C. McCourt                    Managing Director             None

Harris L. McCraw III                Managing Director             None

Randall McEachem                    Managing Director             None

Robert C. McEwan III                Managing Director             None

Jere S. McGuffee                    Managing Director             None

Thomas J. McQuiston                 Managing Director             None

Gregg C. Meeks                      Managing Director             None

David E. Mervis                     Managing Director             None

Edward S. Michelson                 Managing Director             None

G. Rolfe Miller                     Managing Director             None

Gary C. Mills                       Managing Director             None

David Montague                      Managing Director             None

K. Brooks Monypeny                  Managing Director             None

John G. Moss                        Managing Director             None

William G. Mueller IV               Managing Director             None

Gavin M. Murrey                     Managing Director             None

David Myers                         Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Philip G. Nichols                   Managing Director             None

John R. Norfleet                    Managing Director             None

Mark O. O'Brien                     Managing Director             None

Thomas K. Oppenheim                 Managing Director             None

John T. Pace, Jr.                   Managing Director             None

Jack A. Paratore                    Managing Director             None

J. Christopher Perkins              Managing Director             None

Logan B. Phillips, Jr.              Managing Director             None

L. Jack Powell                      Managing Director             None

Lee Powell                          Managing Director             None

Richard L. Preis                    Managing Director             None

J. Jarrell Prince                   Managing Director             None

George B. Pugh, Jr.                 Managing Director             None

David T. Putnam                     Managing Director             None

Jeffrey M. Raff                     Managing Director             None

C. David Ramsey                     Managing Director             None

Wade B. Randolph, Jr.               Managing Director             None

Richard R. Reichelt, Jr.            Managing Director             None

Hedi H. Reynolds                    Managing Director             None

Donna L. Richardson                 Managing Director             None

R. Michael Ricketts                 Managing Director             None

Kathy L. Ridley                     Managing Director             None

Robert W. Rimer, Jr.                Managing Director             None

James T. Ritt                       Managing Director             None

Terry A. Robertson                  Managing Director             None

Darien M. Roche                     Managing Director             None

Stephen Rosen                       Managing Director             None

Kenneth L. Rowland                  Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Walter A. Ruch III                  Managing Director             None

Ricky L. Ruffin                     Managing Director             None

Michael L. Sain                     Managing Director             None

Jan E. Sanchez                      Managing Director             None

W. Wendell Sanders                  Managing Director             None

Jon B. Sanderson                    Managing Director             None

Thomas J. Savoie                    Managing Director             None

Franklin L. Schaefer                Managing Director             None

E. Elkan Scheidt                    Managing Director             None

Ronald J. Schuberth                 Managing Director             None

G. Scott Setton                     Managing Director             None

George C. Shaffrey                  Managing Director             None

Lynn T. Shaw                        Managing Director             None

J. Larry Shipman                    Managing Director             None

John M. Sillay                      Managing Director             None

Martin B. Silverfield               Managing Director             None

Richard A. Simmons                  Managing Director             None

Fred B. Smith                       Managing Director             None

Gary M. Smith                       Managing Director             None

Richard J. Smith                    Managing Director             None

Robert I. Smith                     Managing Director             None

H. Lee Snipes, Jr.                  Managing Director             None

Robert L. Snider                    Managing Director             None

H. Lee Snipes, Jr.                  Managing Director             None

John B. Snowden, IV                 Managing Director             None

Thomas A. Snyder                    Managing Director             None

Richard A. Spell                    Managing Director             None

John W. Stokes, III                 Managing Director             None

John W. Stokes                      Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

John Burke Strange                  Managing Director             None

Scott E. Tabor                      Managing Director             None

James M. Tait, III                  Managing Director             None

Hugh C. Tanner                      Managing Director             None

Gary C. Tate                        Managing Director             None

Phillip C. Taylor                   Managing Director             None

Grady G. Thomas, Jr.                Managing Director             None

Van C. Thompson                     Managing Director             None

John D. Threadgill                  Managing Director             None

Ronald L. Tillett                   Managing Director             None

Alan Ray Tipton                     Managing Director             None

Richard B. Travis                   Managing Director             None

William Bruce Trusty                Managing Director             None

Mark S. Utkov                       Managing Director             None

Edmund J. Wall                      Managing Director             None

Stephen K. Wallace                  Managing Director             None

W. Charles Warner                   Managing Director             None

Geoffrey D. Waters                  Managing Director             None

Richard E. Watson                   Managing Director             None

Joseph Thompson Weller              Managing Director             None

Ward M. Wilcox                      Managing Director             None

John E. Wilfong                     Managing Director             None

D. Dodd Williams                    Managing Director             None

John Grover Wilson                  Managing Director             None

John S. Wilson                      Managing Director             None

Bret M. Wood                        Managing Director             None

Randall R. Woodward                 Managing Director             None

J. William Wyker III                Managing Director             None

Name and                            Positions and                 Positions and
Principal Business                  Offices With                  Offices With
Address                             Underwriter                   Registrant
------------------                  -------------                 -------------

Johnny S. Wyse                      Managing Director             None

Paul B. Young, Jr.                  Managing Director             None

John J. Zollinger, III              Managing Director             None

William D. Zollinger                Managing Director             None

(c)      None

Item 27.         Location of Accounts and Records:

        All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the
                                    Agent for Service at above
                                    Address)

                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7010

Morgan Keegan & Company             Morgan Keegan Tower
("Transfer Agent and                Fifty Front Street
Dividend Disbursing Agent")         Memphis, TN 38103

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Regions Bank                        P.O. Box 10247
Morgan Asset Management             Birmingham, Alabama 35202
(Advisor and Custodian)

Item 28.         Management Services:           Not applicable.

Item 29.         Undertakings:    None

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, has duly caused this
Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A ("Post-Effective Amendment") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 10th day of September, 2004.

                                     REGIONS MORGAN KEEGAN SELECT FUNDS

                                     By:  /s/ Carter E. Anthony *
                                          -------------------------------
                                          Carter E. Anthony, President

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                   DATE
---------                            -----                   ----

/s/ Carter E. Anthony*               President               September 10, 2004
---------------------                (Chief Executive
Carter E. Anthony                    Officer)


                                     Trustee                 September 10, 2004
------------------------
Allen B. Morgan, Jr.


/s/ Joseph C. Weller*                Treasurer               September 10, 2004
--------------------                 (Chief
Joseph C. Weller                     Financial Officer)


/s/ William Jefferies Mann*          Trustee                 September 10, 2004
--------------------------
William Jefferies Mann


/s/ James Stillman R. McFadden*      Trustee                 September 10, 2004
------------------------------
James Stillman R. McFadden


/s/ Archie W. Willis III*            Trustee                 September 10, 2004
------------------------
Archie W. Willis III


/s/ Mary S. Stone*                   Trustee                 September 10, 2004
-----------------
Mary S. Stone


/s/ W. Randall Pittman*              Trustee                 September 10, 2004
----------------------
W. Randall Pittman


/s/ J. Kenneth Alderman*             Trustee                 September 10, 2004
-----------------------
J. Kenneth Alderman

* Signed by Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed herewith.

                                POWER OF ATTORNEY

     I, William Jefferies Mann, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  William Jefferies Mann           Trustee           August 30, 2004
-----------------------------
William Jefferies Mann

                                POWER OF ATTORNEY

     I, J. Kenneth Alderman, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  J. Kenneth Alderman              Trustee           August 31, 2004
---------------------------
J. Kenneth Alderman

                                POWER OF ATTORNEY

     I, James Stillman R. McFadden, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  James Stillman R. McFadden       Trustee           August 31, 2004
--------------------------------
James Stillman R. McFadden

                                POWER OF ATTORNEY

     I, W. Randall Pittman, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  W. Randall Pittman               Trustee           September 2, 2004
---------------------------
W. Randall Pittman

                                POWER OF ATTORNEY

     I, Mary S. Stone, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  Mary S. Stone                    Trustee           August 30, 2004
-----------------------------
Mary S. Stone

                                POWER OF ATTORNEY

     I, Archie W. Willis III, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  Archie W. Willis III             Trustee           August 30, 2004
---------------------------
Archie W. Willis III

                                POWER OF ATTORNEY

     I, Carter E. Anthony, President and Chief Executive Officer of Regions Morgan Keegan Select Funds (the "Fund") hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as President and Chief Executive Officer of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  Carter E. Anthony                President and     August 31, 2004
--------------------------------      Chief Executive
Carter E. Anthony                     Officer

                                POWER OF ATTORNEY

     I, Joseph C. Weller, Treasurer of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Treasurer of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

     Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

Signature                             Title             Date
---------                             -----             ----


/s/  Joseph C. Weller                 Treasurer         September 9, 2004
---------------------
Joseph C. Weller

                                  Exhibit Index

(d) (1) (i)      Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Money Market Fund.
        (ii)     Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Tax-Exempt Money Market Fund.
        (iii)    Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Intermediate Bond Fund.
        (iv)     Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Tax-Exempt Bond Fund.
        (v)      Interim Investment  Advisory Agreement dated June 30, 2004 with respect  to  LEADER  Balanced  Fund.
        (vi)     Interim Investment Advisory Agreement  dated June 30, 2004 with respect to LEADER Growth & Income Fund.
        (vii)    Interim Investment  Advisory Agreement dated June 30, 2004 with respect to LEADER Growth Equity Fund.

                            LEADER MONEY MARKET FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Money Market Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

          (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

           (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the
 Investment Adviser;

          (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment
Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

          (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

          (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.40% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

          (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

          (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                       LEADER MUTUAL FUNDS

Seal                                   By:     /s/  R. Jeffrey Young
                                               -------------------------

                                       Title:  President
                                               -------------------------

                                       MORGAN ASSET MANAGEMENT, INC.

Seal                                   By:     /s/  Charles D. Maxwell
                                               -------------------------

                                       Title:  Secretary
                                               -------------------------

                       LEADER TAX-EXEMPT MONEY MARKET FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Tax-Exempt Money Market Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

          (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

          (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

          (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

          (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

          (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.40% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

          (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

          (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                       LEADER MUTUAL FUNDS

Seal                                   By:    /s/  R. Jeffrey Young
                                              -----------------------------

                                       Title: President
                                              -----------------------------

                                       MORGAN ASSET MANAGEMENT, INC.

Seal                                   By:    /s/  Charles D. Maxwell
                                              -----------------------------

                                       Title: Secretary
                                              -----------------------------

                          LEADER INTERMEDIATE BOND FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Intermediate Bond Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

          (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

          (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

          (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

          (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

          (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.50% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

          (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

          (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                       LEADER MUTUAL FUNDS

Seal                                   By:    /s/  R. Jeffrey Young
                                              -----------------------------

                                       Title: President
                                              -----------------------------

                                       MORGAN ASSET MANAGEMENT, INC.

Seal                                   By:    /s/  Charles D. Maxwell
                                              -----------------------------

                                       Title: Secretary
                                              -----------------------------

                           LEADER TAX-EXEMPT BOND FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Tax-Exempt Bond Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

          (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

          (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

          (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

          (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

          (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.50% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

          (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

          (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                       LEADER MUTUAL FUNDS

Seal                                   By:    /s/  R. Jeffrey Young
                                              ----------------------------

                                       Title: President
                                              ----------------------------


                                       MORGAN ASSET MANAGEMENT, INC.

Seal                                   By:    /s/  Charles D. Maxwell
                                              ----------------------------

                                       Title: Secretary
                                              ----------------------------

                              LEADER BALANCED FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Balanced Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

         (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

         (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

         (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

         (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

         (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.80% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

         (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

         (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                          LEADER MUTUAL FUNDS

Seal                                      By:    /s/  R. Jeffrey Young
                                                 -----------------------
                                          Title: President
                                                 -----------------------

                                          MORGAN ASSET MANAGEMENT, INC.

Seal                                      By:    /s/  Charles D. Maxwell
                                                 -----------------------
                                          Title: Secretary
                                                 -----------------------

                           LEADER GROWTH & INCOME FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Growth & Income Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. Appointment. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. Management. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

         (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

         (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

         (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

         (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

         (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. Services Not Exclusive. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. Books and Records. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. Expenses. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. Compensation. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.75% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

         (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

         (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. Limitation of Liability. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. Duration and Termination. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.


     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                          LEADER MUTUAL FUNDS

Seal                                      By:     /s/  R. Jeffrey Young
                                                  ----------------------
                                          Title:  President
                                                  ----------------------

                                          MORGAN ASSET MANAGEMENT, INC.

Seal                                      By:     Charles D. Maxwell
                                                  ----------------------
                                          Title:  Secretary
                                                  ----------------------

                            LEADER GROWTH EQUITY FUND

                      INTERIM INVESTMENT ADVISORY AGREEMENT


     AGREEMENT made as of June 30, 2004 between LEADER Mutual Funds, a Massachusetts business trust (herein called the "Trust"), and Morgan Asset Management, Inc. (herein called the "Investment Adviser").

     WHEREAS, the Trust is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"); and

     WHEREAS, the Trust desires to retain the Investment Adviser to furnish investment advisory services to the LEADER Growth Equity Fund (the "Fund"), an investment portfolio of the Trust, and the Investment Adviser represents that it is willing and possesses legal authority to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto agree as follows:

     1. APPOINTMENT. The Trust hereby appoints the Investment Adviser to act as investment adviser to the Fund for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

     2. MANAGEMENT. Subject to the supervision of the Trust's Board of Trustees, the Investment Adviser will provide a continuous investment program for the Trust, including investment research and management with respect to all securities and investments and cash equivalents of the Fund. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Trust with respect to the Fund. The Investment Adviser will provide the services under this Agreement in accordance with the Trust's investment objective, policies and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees. The Investment Adviser further agrees that it:

         (a) will use the same skill and care in providing such services as it uses in providing services to any fiduciary accounts for which it has investment responsibilities;

         (b) will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and in addition will conduct its activities under this Agreement in accordance with any applicable regulations of any governmental authority pertaining to the investment advisory activities of the Investment Adviser;

         (c) will place orders pursuant to its investment determinations for the Trust either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Investment Adviser will attempt to obtain prompt execution of orders in an effective manner at the most favorable price. Consistent with this obligation, when the execution and price offered by two or more brokers or dealers are comparable, the Investment Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers who provide the Investment Adviser with research advice and other services. Unless and until appropriate procedures are adopted by the Trustees of the Trust under Rule 17e-1 of the 1940 Act and unless the provisions of such Rule are complied with, portfolio securities will not be purchased from or sold to BISYS Fund Services, the Investment Adviser, or any affiliated person of the Trust, BISYS Fund Services, or the Investment Adviser;

         (d) will maintain all books and records with respect to the Trust's securities transactions and will furnish the Trust's Board of Trustees such periodic and special reports as the Board may request; and

         (e) will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present or potential interestholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

     3. SERVICES NOT EXCLUSIVE. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

     4. BOOKS AND RECORDS. In compliance with the requirements of Rule 3la-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 3la-3 under the 1940 Act the records required to be maintained by Rule 3la-1 under the 1940 Act.

     5. EXPENSES. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Trust.

     6. COMPENSATION. Subject to the terms of this paragraph 6, for the services provided and the expenses assumed pursuant to this Agreement, the Trust will pay the Investment Adviser and the Investment Adviser will accept as full compensation therefor a fee computed daily and paid monthly at the applicable annual rate of 0.75% of average daily net assets.

     Amounts due and payable by the Trust to the Investment Adviser pursuant to this paragraph 6 shall be held in an interest-bearing escrow account with the Fund's custodian or a bank (the "Escrow Account").

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser prior to 150 days after the date of this Agreement, the amount in the Escrow Account (including interest earned thereon) shall be paid to the Investment Adviser.

     If a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) do not approve a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser, the Investment Adviser shall be paid, from the Escrow Account, an amount equal to the lesser of:

         (a) any costs incurred in performing this Agreement (plus interest earned on that amount while in the Escrow Account); or

         (b) the total amount in the Escrow Account (plus interest earned thereon).

     7. LIMITATION OF LIABILITY. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by the Investment Adviser of its obligations and duties under this Agreement.

     8. DURATION AND TERMINATION. This Agreement will become effective as to the Trust as of the date first written above, and, unless sooner terminated as provided herein, shall continue in effect until the earlier of (i) 150 days from the date hereof or (ii) the date on which a new Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Investment Adviser is approved by a majority of the outstanding voting securities of the Fund.

     Notwithstanding the foregoing, this Agreement may be terminated at any time
(i) on ten days' written notice, without the payment of any penalty, by the Trust (by vote of the Fund's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund) or (ii) on ninety days' written notice, without the payment of any penalty, by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. If the Investment Adviser requires the Trust or the Fund to change its name so as to eliminate all references to the word "LEADER," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Investment Adviser, cast in person at a meeting called for the purpose of voting on such approval. (As used herein, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

     9. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

     10. MISCELLANEOUS. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by the laws of the Commonwealth of Massachusetts.

     A copy of the Agreement and Declaration of Trust establishing the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed with respect to the Fund on behalf of the Trust by officers of the Trust as officers and not individually and that the obligations of or arising out of this Agreement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property belonging to the Fund.

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                               LEADER MUTUAL FUNDS

Seal                           By:     /s/  R. Jeffrey Young
                                     -------------------------

                               Title:  PRESIDENT
                                     -------------------------


                               MORGAN ASSET MANAGEMENT, INC.

Seal                           By:     /s/  Charles D. Maxwell
                                     -------------------------

                               Title:  SECRETARY
                                     -------------------------